UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2020

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Corporate Bond Fund

Delaware Extended Duration Bond Fund

January 31, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2020, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from August 1, 2019 to January 31, 2020 (Unaudited)

The investment objective of the Funds is to seek to provide investors with total return.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2019 to Jan. 31, 2020.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from August 1, 2019 to January 31, 2020 (Unaudited)

Delaware Corporate Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Annualized Expense Ratio	Expenses Paid During Period 8/1/19 to 1/31/20*
Actual Fund return†
Class A	$1,000.00	$1,061.50	0.82%	$4.25
Class C	1,000.00	1,057.50	1.57%	8.12
Class R	1,000.00	1,060.10	1.07%	5.54
Institutional Class	1,000.00	1,062.80	0.57%	2.96
Class R6	1,000.00	1,063.40	0.48%	2.49
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.01	0.82%	$4.17
Class C	1,000.00	1,017.24	1.57%	7.96
Class R	1,000.00	1,019.76	1.07%	5.43
Institutional Class	1,000.00	1,022.27	0.57%	2.90
Class R6	1,000.00	1,022.72	0.48%	2.44

Delaware Extended Duration Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Annualized Expense Ratio	Expenses Paid During Period 8/1/19 to 1/31/20*
Actual Fund return†
Class A	$1,000.00	$1,100.00	0.82%	$4.33
Class C	1,000.00	1,097.50	1.57%	8.28
Class R	1,000.00	1,098.50	1.07%	5.64
Institutional Class	1,000.00	1,101.50	0.57%	3.01
Class R6	1,000.00	1,101.90	0.49%	2.59
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.01	0.82%	$4.17
Class C	1,000.00	1,017.24	1.57%	7.96
Class R	1,000.00	1,019.76	1.07%	5.43
Institutional Class	1,000.00	1,022.27	0.57%	2.90
Class R6	1,000.00	1,022.67	0.49%	2.49

*“

Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above, each Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The tables above do not reflect the expenses of the Underlying Funds.

Security type / sector allocations

Delaware Corporate Bond Fund	As of January 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.25%
Corporate Bonds	94.44%
Banking	20.90%
Basic Industry	6.03%
Brokerage	0.94%
Capital Goods	4.13%
Communications	13.20%
Consumer Cyclical	2.46%
Consumer Non-Cyclical	8.08%
Electric	10.74%
Energy	11.01%
Finance Companies	2.10%
Insurance	2.94%
Real Estate Investment Trusts	3.56%
Technology	6.34%
Transportation	1.67%
Utilities	0.34%
Loan Agreements	0.66%
US Treasury Obligations	1.76%
Convertible Preferred Stock	0.36%
Preferred Stock	0.83%
Short-Term Investments	1.45%
Total Value of Securities	99.75%
Receivables and Other Assets Net of Liabilities	0.25%
Total Net Assets	100.00%

Security type / sector allocations

Delaware Extended Duration Bond Fund	As of January 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.33%
Corporate Bonds	93.75%
Banking	7.08%
Basic Industry	7.26%
Brokerage	1.79%
Capital Goods	4.75%
Communications	10.90%
Consumer Cyclical	3.43%
Consumer Non-Cyclical	11.28%
Electric	17.93%
Energy	8.91%
Finance Companies	0.46%
Insurance	7.54%
Natural Gas	4.92%
Technology	3.18%
Transportation	2.92%
Utilities	1.40%
Municipal Bonds	3.23%
US Treasury Obligation	0.30%
Convertible Preferred Stock	0.70%
Preferred Stock	0.41%
Short-Term Investments	0.31%
Total Value of Securities	99.03%
Receivables and Other Assets Net of Liabilities	0.97%
Total Net Assets	100.00%

Schedules of investments
Delaware Corporate Bond Fund	January 31, 2020 (Unaudited)

	Principal amount°	Value (US $)

Convertible Bond – 0.25%

Cemex 3.72% exercise price $10.73, maturity date 3/15/20	2,760,000	$2,772,386

Total Convertible Bond (cost $2,708,835)		2,772,386

Corporate Bonds – 94.44%

Banking – 20.90%
Ally Financial 8.00% 11/1/31	1,840,000	2,598,834
Banco Bilbao Vizcaya Argentaria 6.50%µy	4,600,000	4,902,197
Bank of America
3.458% 3/15/25 µ	9,765,000	10,340,102
5.125%µy	4,845,000	5,133,786
Bank of New York Mellon 3.25% 9/11/24	10,485,000	11,170,630
Barclays 5.20% 5/12/26	4,267,000	4,815,807
BBVA USA
2.875% 6/29/22	3,360,000	3,438,607
3.875% 4/10/25	4,205,000	4,478,422
Citigroup
4.044% 6/1/24 µ	2,700,000	2,881,022
4.70% 1/1/00 µy	8,170,000	8,336,055
Citizens Financial Group 2.85% 7/27/26	6,530,000	6,789,363
Credit Agricole 144A 3.25% 1/14/30 #	11,530,000	11,913,362
Credit Suisse Group
144A 2.593% 9/11/25 #µ	8,630,000	8,773,306
144A 5.10% 1/1/00 #µy	4,295,000	4,343,319
144A 6.375%#µy	3,600,000	3,994,506
Fifth Third Bancorp 2.375% 1/28/25	2,545,000	2,595,288
Fifth Third Bank 3.85% 3/15/26	7,115,000	7,759,968
Goldman Sachs Group
4.95%µy	6,160,000	6,441,481
6.00% 6/15/20	3,045,000	3,091,246
JPMorgan Chase & Co.
4.023% 12/5/24 µ	5,010,000	5,399,387
4.60% 1/1/00 µy	3,590,000	3,669,519
5.00%µy	5,630,000	5,892,893
KeyBank 3.40% 5/20/26	10,360,000	11,092,271
Lloyds Banking Group 2.438% 2/5/26 µ	3,100,000	3,120,613
Morgan Stanley
3.124% (LIBOR03M + 1.22%) 5/8/24 ●	3,455,000	3,520,669
5.00% 11/24/25	5,080,000	5,815,109
PNC Bank 4.05% 7/26/28	3,035,000	3,439,058
PNC Financial Services Group
2.55% 1/22/30	2,560,000	2,621,592
2.60% 7/23/26	9,160,000	9,456,570

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
Popular 6.125% 9/14/23	5,020,000	$5,404,858
Regions Financial 3.80% 8/14/23	3,335,000	3,557,806
Royal Bank of Scotland Group
3.754% 11/1/29 µ	2,185,000	2,271,208
8.625%µy	3,555,000	3,845,710
Santander UK 144A 5.00% 11/7/23 #	2,965,000	3,228,897
Truist Bank
2.15% 12/6/24	5,920,000	5,992,553
2.636% 9/17/29 µ	12,015,000	12,140,647
UBS 7.625% 8/17/22	3,430,000	3,874,219
UBS Group
144A 3.126% 8/13/30 #µ	2,705,000	2,831,258
6.875%µy	2,745,000	2,854,564
7.125%µy	860,000	911,137
US Bancorp 3.00% 7/30/29	12,710,000	13,413,678
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●	1,777,000	1,611,286
Wells Fargo Capital X 5.95% 12/15/36	5,260,000	6,794,361

		236,557,164

Basic Industry – 6.03%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	9,455,000	9,705,037
Equate Petrochemical 144A 3.00% 3/3/22 #	2,840,000	2,866,710
Georgia-Pacific 8.00% 1/15/24	4,345,000	5,333,068
Methanex 5.25% 12/15/29	5,425,000	5,728,605
Newmont 2.80% 10/1/29	8,145,000	8,372,589
Olin 5.625% 8/1/29	2,075,000	2,192,964
Packaging Corp. of America 3.00% 12/15/29	5,954,000	6,140,366
RPM International 4.55% 3/1/29	2,128,000	2,401,085
Sasol Financing USA
5.875% 3/27/24	1,150,000	1,239,647
6.50% 9/27/28	1,165,000	1,301,790
Sherwin-Williams 2.95% 8/15/29	6,775,000	7,025,274
Steel Dynamics
2.80% 12/15/24	1,870,000	1,916,225
3.45% 4/15/30	3,660,000	3,773,676
Syngenta Finance
144A 3.933% 4/23/21 #	2,560,000	2,613,779
144A 4.441% 4/24/23 #	1,100,000	1,162,685
Teck Resources 6.25% 7/15/41	5,495,000	6,429,955

		68,203,455

Brokerage – 0.94%
Jefferies Group
4.15% 1/23/30	1,725,000	1,861,196

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Brokerage (continued)
Jefferies Group
6.45% 6/8/27	5,627,000	$6,779,478
6.50% 1/20/43	1,575,000	1,979,290

		10,619,964

Capital Goods – 4.13%
Crown Americas 4.75% 2/1/26	1,115,000	1,161,381
General Electric 5.55% 5/4/20	395,000	398,460
L3Harris Technologies
2.90% 12/15/29	2,230,000	2,331,826
144A 3.85% 6/15/23 #	1,690,000	1,797,075
144A 4.40% 6/15/28 #	8,105,000	9,278,596
Roper Technologies 2.35% 9/15/24	8,215,000	8,364,472
United Technologies 3.65% 8/16/23	7,775,000	8,276,889
Waste Connections 2.60% 2/1/30	5,640,000	5,704,924
Waste Management
2.95% 6/15/24	6,975,000	7,297,102
4.15% 7/15/49	1,737,000	2,091,530

		46,702,255

Communications – 13.20%
AMC Networks 4.75% 8/1/25	2,450,000	2,478,579
American Tower
2.90% 1/15/30	1,680,000	1,711,405
3.375% 5/15/24	5,600,000	5,897,234
AT&T
4.35% 3/1/29	5,110,000	5,773,669
4.50% 3/9/48	4,970,000	5,617,508
Charter Communications Operating
4.80% 3/1/50	2,660,000	2,874,794
4.908% 7/23/25	4,190,000	4,692,123
Comcast
2.65% 2/1/30	4,785,000	4,942,701
3.20% 7/15/36	1,130,000	1,202,654
3.45% 2/1/50	915,000	986,788
4.40% 8/15/35	2,233,000	2,720,739
Crown Castle International 5.25% 1/15/23	5,000,000	5,472,012
CSC Holdings 144A 5.375% 2/1/28 #	2,720,000	2,889,517
Diamond Sports Group 144A 5.375% 8/15/26 #	2,738,000	2,732,458
Discovery Communications
4.125% 5/15/29	4,925,000	5,389,964
5.20% 9/20/47	2,125,000	2,510,915
Fox
144A 4.03% 1/25/24 #	7,910,000	8,519,042

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Fox
144A 4.709% 1/25/29 #	4,585,000	$5,345,158
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,117,220
Level 3 Financing 144A 3.875% 11/15/29 #	6,260,000	6,526,926
Sprint Spectrum 144A 3.36% 9/20/21 #	1,695,313	1,711,206
144A 4.738% 3/20/25 #	4,195,000	4,414,210
Telefonica Emisiones 5.52% 3/1/49	6,125,000	7,934,127
Time Warner Cable 7.30% 7/1/38	5,490,000	7,453,257
Time Warner Entertainment 8.375% 3/15/23	4,965,000	5,880,700
Verizon Communications 4.50% 8/10/33	13,130,000	15,837,145
ViacomCBS 4.375% 3/15/43	8,575,000	9,296,003
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	2,000,000	2,108,700
Vodafone Group
4.25% 9/17/50	3,725,000	4,074,652
4.875% 6/19/49	8,575,000	10,323,363

		149,434,769

Consumer Cyclical – 2.46%
Dollar Tree 4.00% 5/15/25	8,310,000	9,005,986
Ford Motor Credit 3.087% 1/9/23	3,550,000	3,581,548
General Motors
5.00% 10/1/28	686,000	759,206
6.25% 10/2/43	2,235,000	2,649,939
General Motors Financial 5.25% 3/1/26	1,534,000	1,724,748
Lowe’s 4.55% 4/5/49	6,835,000	8,252,230
Royal Caribbean Cruises 3.70% 3/15/28	1,743,000	1,833,075

		27,806,732

Consumer Non-Cyclical – 8.08%
AbbVie
144A 2.95% 11/21/26 #	4,370,000	4,517,601
144A 4.05% 11/21/39 #	7,805,000	8,527,576
Alcon Finance 144A 2.75% 9/23/26 #	3,475,000	3,603,567
Amgen 4.663% 6/15/51	4,609,000	5,596,422
Anheuser-Busch InBev Worldwide
4.15% 1/23/25	7,925,000	8,747,313
4.90% 2/1/46	5,000,000	6,255,259
Bristol-Myers Squibb 144A 2.90% 7/26/24 #	12,185,000	12,754,105
Constellation Brands 3.15% 8/1/29	5,350,000	5,586,827
CVS Health 4.78% 3/25/38	6,910,000	8,082,463
Gilead Sciences 4.15% 3/1/47	6,400,000	7,427,800
Imperial Brands Finance 144A 3.50% 7/26/26 #	4,400,000	4,560,296
Mars 144A 3.95% 4/1/49 #	6,500,000	7,750,745

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Perrigo Finance Unlimited 4.375% 3/15/26	5,485,000	$5,880,765
Universal Health Services 144A 4.75% 8/1/22 #	2,170,000	2,190,370

		91,481,109

Electric – 10.74%
AEP Texas 3.45% 1/15/50	3,790,000	4,032,505
AES 4.50% 3/15/23	2,094,000	2,139,241
CenterPoint Energy 2.95% 3/1/30	10,615,000	10,928,669
ComEd Financing III 6.35% 3/15/33	4,635,000	5,407,163
Dominion Energy 4.65%µy	6,480,000	6,726,661
Duke Energy 4.875%µy	4,575,000	4,859,130
Duke Energy Indiana 3.25% 10/1/49	2,365,000	2,510,212
Edison International 3.125% 11/15/22	3,330,000	3,405,581
Emera 6.75% 6/15/76 µ	4,212,000	4,851,992
Entergy Arkansas 4.20% 4/1/49	2,840,000	3,463,023
Entergy Mississippi 3.85% 6/1/49	860,000	996,827
Entergy Texas 3.55% 9/30/49	2,030,000	2,235,435
FirstEnergy Transmission 144A 4.55% 4/1/49 #	4,430,000	5,366,626
Interstate Power & Light 4.10% 9/26/28	3,500,000	3,981,490
IPALCO Enterprises 3.70% 9/1/24	2,075,000	2,178,331
Louisville Gas & Electric 4.25% 4/1/49	6,020,000	7,335,071
National Rural Utilities Cooperative Finance 5.25% 4/20/46 µ	1,841,000	2,038,289
Nevada Power 3.125% 8/1/50	5,095,000	5,186,842
NRG Energy
144A 3.75% 6/15/24 #	1,985,000	2,076,631
144A 4.45% 6/15/29 #	3,180,000	3,458,782
NV Energy 6.25% 11/15/20	2,975,000	3,080,430
Southern California Edison
3.65% 2/1/50	1,630,000	1,715,847
4.00% 4/1/47	2,325,000	2,589,071
4.875% 3/1/49	3,555,000	4,401,564
6.00% 1/15/34	1,415,000	1,906,203
Southwestern Electric Power 4.10% 9/15/28	6,105,000	6,842,153
Union Electric 3.25% 10/1/49	4,394,000	4,662,494
Vistra Operations
144A 3.55% 7/15/24 #	4,865,000	5,025,051
144A 3.70% 1/30/27 #	2,185,000	2,198,451
144A 4.30% 7/15/29 #	2,975,000	3,067,082

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Xcel Energy 3.50% 12/1/49	2,725,000	$2,898,892

		121,565,739

Energy – 11.01%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	8,895,000	10,319,045
Continental Resources 3.80% 6/1/24	6,810,000	7,099,136
Energy Transfer Operating
5.25% 4/15/29	1,315,000	1,497,321
6.25% 4/15/49	4,830,000	5,736,108
7.125%µy	5,765,000	5,901,919
Eni 144A 4.25% 5/9/29 #	5,475,000	6,179,041
Enterprise Products Operating
2.80% 1/31/30	2,570,000	2,608,174
3.70% 1/31/51	1,955,000	1,932,938
4.20% 1/31/50	990,000	1,067,611
Exxon Mobil 2.019% 8/16/24	3,680,000	3,739,757
Husky Energy 4.40% 4/15/29	5,185,000	5,684,749
Marathon Oil 4.40% 7/15/27	9,600,000	10,516,613
MPLX
4.125% 3/1/27	10,090,000	10,704,508
5.50% 2/15/49	2,435,000	2,793,439
Noble Energy
3.25% 10/15/29	2,720,000	2,744,256
3.90% 11/15/24	2,315,000	2,473,193
4.20% 10/15/49	5,680,000	5,648,191
4.95% 8/15/47	2,000	2,198
NuStar Logistics 5.625% 4/28/27	2,585,000	2,667,332
Occidental Petroleum
2.90% 8/15/24	5,420,000	5,542,377
3.50% 8/15/29	4,380,000	4,525,998
ONEOK 7.50% 9/1/23	4,985,000	5,852,750
Sabine Pass Liquefaction 5.75% 5/15/24	5,514,000	6,213,787
Schlumberger Holdings 144A 4.30% 5/1/29 #	4,915,000	5,500,452
Targa Resources Partners 5.875% 4/15/26	2,370,000	2,504,791
Transcanada Trust 5.50% 9/15/79 µ	4,775,000	5,159,364

		124,615,048

Finance Companies – 2.10%
AerCap Ireland Capital 3.65% 7/21/27	1,630,000	1,712,647
Air Lease 3.00% 2/1/30	5,240,000	5,253,534
Avolon Holdings Funding
144A 3.95% 7/1/24 #	2,650,000	2,793,630
144A 5.25% 5/15/24 #	4,715,000	5,202,130
Depository Trust & Clearing 144A 4.875%#µy	6,000,000	6,038,790

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
International Lease Finance 8.625% 1/15/22	2,500,000	$2,813,556

		23,814,287

Insurance – 2.94%
Brighthouse Financial 4.70% 6/22/47	8,895,000	8,567,611
Centene 144A 4.625% 12/15/29 #	2,035,000	2,194,035
MetLife 144A 9.25% 4/8/38 #	2,160,000	3,253,748
PartnerRe Finance 3.70% 7/2/29	2,985,000	3,267,255
Prudential Financial
3.70% 3/13/51	3,060,000	3,265,989
4.35% 2/25/50	1,141,000	1,347,512
Reinsurance Group of America 3.90% 5/15/29	8,090,000	8,825,913
SBL Holdings 144A 5.125% 11/13/26 #	2,500,000	2,575,593

		33,297,656

Real Estate Investment Trusts – 3.56%
American Tower Trust #1 144A 3.07% 3/15/23 #	2,726,000	2,792,169
Corporate Office Properties 5.25% 2/15/24	5,730,000	6,244,233
CubeSmart 3.00% 2/15/30	5,540,000	5,691,449
Equinix 3.20% 11/18/29	5,525,000	5,730,309
GLP Capital
3.35% 9/1/24	4,240,000	4,419,119
4.00% 1/15/30	3,555,000	3,780,271
Life Storage 4.00% 6/15/29	945,000	1,040,474
LifeStorage 3.50% 7/1/26	2,745,000	2,883,262
UDR 3.00% 8/15/31	5,215,000	5,417,403
WP Carey 4.60% 4/1/24	2,120,000	2,300,817

		40,299,506

Technology – 6.34%
Apple 2.05% 9/11/26	4,980,000	5,036,419
Global Payments 2.65% 2/15/25	10,945,000	11,223,191
Intel
2.45% 11/15/29	5,725,000	5,869,723
3.25% 11/15/49	4,410,000	4,720,109
International Business Machines 3.00% 5/15/24	8,800,000	9,246,777
KLA 5.00% 3/15/49	3,255,000	4,227,518
Microchip Technology
3.922% 6/1/21	1,335,000	1,367,923
4.333% 6/1/23	9,520,000	10,175,734
Micron Technology 4.975% 2/6/26	3,090,000	3,488,592
NXP
144A 4.125% 6/1/21 #	1,935,000	1,988,438
144A 4.30% 6/18/29 #	3,390,000	3,760,844
144A 4.875% 3/1/24 #	7,660,000	8,434,574

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
SS&C Technologies 144A 5.50% 9/30/27 #	2,035,000	$2,156,439

		71,696,281

Transportation – 1.67%
FedEx 4.05% 2/15/48	3,980,000	4,047,342
Norfolk Southern 4.15% 2/28/48	4,855,000	5,745,245
Union Pacific
2.40% 2/5/30	3,790,000	3,811,441
3.25% 2/5/50	2,950,000	2,993,427
United Airlines 2019-1 Class AA Pass Through Trust
4.15% 8/25/31♦	2,015,390	2,257,944

		18,855,399

Utilities – 0.34%
Essential Utilities 4.276% 5/1/49	3,270,000	3,863,196

		3,863,196

Total Corporate Bonds (cost $1,016,817,706)		1,068,812,560

Loan Agreements – 0.66%
BWay Holding 5.084% (LIBOR03M + 3.25%) 4/3/24 ●	1,300,880	1,293,156
Numericable US Tranche B-13 5.676% (LIBOR01M + 4.00%) 8/14/26 ●	2,468,750	2,472,930
Stars Group Holdings Tranche B 1st Lien 5.445% (LIBOR03M + 3.50%) 7/10/25 ●	1,266,212	1,276,043
USI Tranche B 1st Lien 4.945% (LIBOR03M + 3.00%) 5/16/24 ●	2,462,217	2,456,445

Total Loan Agreements (cost $7,426,757)		7,498,574

US Treasury Obligations – 1.76%
US Treasury Bond 2.375% 11/15/49	5,170,000	5,607,431
US Treasury Notes
1.75% 12/31/24	11,130,000	11,356,295
1.75% 11/15/29	2,885,000	2,948,335

Total US Treasury Obligations (cost $19,513,145)		19,912,061

	Number of shares
Convertible Preferred Stock – 0.36%

A Schulman 6.00% exercise price $52.33 y	2,808	2,927,340
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	1,180,194

Total Convertible Preferred Stock (cost $4,053,106)		4,107,534

	Number of shares	Value (US $)
Preferred Stock – 0.83%
GMAC Capital Trust I 7.695% (LIBOR03M + 5.785%)●	50,000	$1,332,500
Morgan Stanley 5.55% µ	7,575,000	7,684,686
USB Realty 144A 2.978% (LIBOR03M + 1.147%)#●	400,000	359,102

Total Preferred Stock (cost $8,930,699)		9,376,288

Short-Term Investments – 1.45%

Money Market Mutual Funds – 1.45%
BlackRock FedFund – Institutional Shares (seven-day effective yield 1.49%)	3,287,256	3,287,256
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.46%)	3,287,256	3,287,256
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.46%)	3,287,256	3,287,256
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 1.45%)	3,287,255	3,287,255
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 1.44%)	3,287,255	3,287,255

Total Short-Term Investments (cost $16,436,278)		16,436,278

Total Value of Securities – 99.75% (cost $1,075,886,526)		$1,128,915,681

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2020, the aggregate value of Rule 144A securities was $217,198,835, which represents 19.19% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2020. Rate will reset at a future date.
y	No contractual maturity date.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual

Schedules of investments

Delaware Corporate Bond Fund

mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following futures contracts were outstanding at Jan. 31, 2020:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
201	US Treasury 10 yr Notes	$26,462,906	$25,819,575	3/20/20	$643,331	$69,094
86	US Treasury Long Bonds	14,063,688	13,681,933	3/20/20	381,755	53,750

Total Futures Contracts			$39,501,508		$1,025,086	$122,844

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

GS – Goldman Sachs

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Extended Duration Bond Fund	January 31, 2020 (Unaudited)

	Principal amount°	Value (US $)

Convertible Bond – 0.33%

Cemex 3.72% exercise price $10.73, maturity date 3/15/20	2,176,000	$2,185,765

Total Convertible Bond (cost $2,135,599)		2,185,765

Corporate Bonds – 93.75%

Banking – 7.08%
Ally Financial 8.00% 11/1/31	595,000	840,384
Banco Bilbao Vizcaya Argentaria 6.50%µy	2,800,000	2,983,946
Bank of America 5.125%µy	3,520,000	3,729,810
Citigroup 4.70% 1/1/00 µy	4,635,000	4,729,206
Credit Suisse Group
144A 5.10% 1/1/00 #µy	2,820,000	2,851,725
144A 6.25%#µy	1,147,000	1,267,403
144A 6.375%#µy	2,310,000	2,563,141
JPMorgan Chase & Co.
3.702% 5/6/30 µ	6,270,000	6,920,501
4.60% 1/1/00 µy	2,035,000	2,080,075
5.00%µy	3,085,000	3,229,054
Morgan Stanley 5.00% 11/24/25	2,070,000	2,369,542
UBS 7.625% 8/17/22	2,635,000	2,976,259
UBS Group 6.875%µy	2,600,000	2,703,776
US Bancorp 5.125%µy	2,805,000	2,872,601
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●	450,000	408,035
Wells Fargo Capital X 5.95% 12/15/36	3,030,000	3,913,862

		46,439,320

Basic Industry – 7.26%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	1,248,000	1,281,003
FMC 4.50% 10/1/49	7,305,000	8,539,403
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,025,883
Methanex 5.25% 12/15/29	3,040,000	3,210,131
Newmont 5.45% 6/9/44	2,155,000	2,842,133
Nucor 4.40% 5/1/48	5,065,000	6,060,538
Olin 5.625% 8/1/29	1,570,000	1,659,255
Packaging Corp. of America 4.05% 12/15/49	5,780,000	6,361,379
RPM International 4.25% 1/15/48	3,115,000	3,294,760
Sherwin-Williams 3.80% 8/15/49	5,840,000	6,306,452
Teck Resources 6.25% 7/15/41	3,430,000	4,013,603

		47,594,540

Brokerage – 1.79%
Jefferies Group
6.45% 6/8/27	2,640,000	3,180,704
6.50% 1/20/43	1,985,000	2,494,534

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Legg Mason 5.625% 1/15/44	5,000,000	$6,036,270

		11,711,508

Capital Goods – 4.75%
Parker-Hannifin 4.00% 6/14/49	3,000,000	3,404,231
Snap-on 4.10% 3/1/48	5,415,000	6,513,761
United Rentals North America 3.875% 11/15/27	925,000	935,961
United Technologies 4.625% 11/16/48	6,290,000	8,288,237
Valmont Industries 5.00% 10/1/44	5,333,000	5,882,903
Waste Management
4.00% 7/15/39	1,530,000	1,801,671
4.15% 7/15/49	3,590,000	4,322,736

		31,149,500

Communications – 10.90%
AT&T 4.50% 3/9/48	3,990,000	4,509,830
Charter Communications Operating
4.80% 3/1/50	1,025,000	1,107,768
5.125% 7/1/49	765,000	856,727
5.375% 4/1/38	3,170,000	3,699,381
Comcast
3.20% 7/15/36	650,000	691,792
3.45% 2/1/50	2,820,000	3,041,250
4.40% 8/15/35	944,000	1,150,192
Deutsche Telekom 144A 3.625% 1/21/50 #	4,065,000	4,208,612
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	2,015,300
Diamond Sports Group 144A 5.375% 8/15/26 #	1,650,000	1,646,660
Discovery Communications 5.20% 9/20/47	6,115,000	7,225,528
Telefonica Emisiones 5.52% 3/1/49	4,790,000	6,204,811
Time Warner Cable
6.75% 6/15/39	2,105,000	2,737,868
7.30% 7/1/38	5,265,000	7,147,796
Verizon Communications 4.50% 8/10/33	10,070,000	12,146,232
ViacomCBS 4.375% 3/15/43	4,195,000	4,547,724
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	1,625,000	1,713,319
Vodafone Group
4.25% 9/17/50	1,670,000	1,826,757
4.875% 6/19/49	4,115,000	4,954,010

		71,431,557

Consumer Cyclical – 3.43%
General Motors
5.15% 4/1/38	2,450,000	2,613,595
5.95% 4/1/49	420,000	481,920
6.75% 4/1/46	2,805,000	3,440,878

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Home Depot 3.125% 12/15/49	9,420,000	$9,757,408
Lowe’s 4.05% 5/3/47	5,550,000	6,202,373

		22,496,174

Consumer Non-Cyclical – 11.28%
AbbVie
144A 4.05% 11/21/39 #	3,908,000	4,269,797
144A 4.25% 11/21/49 #	2,990,000	3,245,742
Alcon Finance 144A 3.80% 9/23/49 #	5,325,000	5,894,117
Amgen
4.563% 6/15/48	2,310,000	2,772,457
4.663% 6/15/51	1,070,000	1,299,235
Anheuser-Busch InBev Worldwide 4.90% 2/1/46	7,195,000	9,001,317
Baxter International 3.50% 8/15/46	4,735,000	4,867,142
Bristol-Myers Squibb 144A 4.25% 10/26/49 #	2,920,000	3,611,690
Cigna 4.90% 12/15/48	2,350,000	2,887,807
CVS Health 4.78% 3/25/38	7,705,000	9,012,355
DH Europe Finance II
3.25% 11/15/39	5,474,000	5,778,051
3.40% 11/15/49	716,000	769,694
Gilead Sciences
4.15% 3/1/47	4,835,000	5,611,471
4.50% 2/1/45	2,525,000	3,039,630
Mars 144A 3.95% 4/1/49 #	2,720,000	3,243,389
PepsiCo 3.375% 7/29/49	4,415,000	4,841,617
Pernod Ricard 144A 5.50% 1/15/42 #	2,900,000	3,779,694

		73,925,205

Electric – 17.93%
AEP Texas
3.45% 1/15/50	590,000	627,752
3.80% 10/1/47	3,800,000	4,261,222
Alabama Power 4.30% 7/15/48	2,630,000	3,220,566
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	6,759,980
Appalachian Power 4.50% 3/1/49	3,685,000	4,529,642
Arizona Public Service
4.20% 8/15/48	2,720,000	3,229,003
4.25% 3/1/49	2,790,000	3,362,580
Baltimore Gas & Electric 3.75% 8/15/47	2,580,000	2,905,326
Berkshire Hathaway Energy 3.80% 7/15/48	5,185,000	5,834,027
Black Hills 4.20% 9/15/46	2,889,000	3,253,686
CenterPoint Energy 3.70% 9/1/49	4,960,000	5,182,476
ComEd Financing III 6.35% 3/15/33	2,630,000	3,068,142
Dayton Power & Light 144A 3.95% 6/15/49 #	4,725,000	5,219,133

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Dominion Energy 4.65%µy	2,190,000	$2,273,362
Duke Energy 4.875%µy	2,760,000	2,931,410
Duke Energy Ohio 3.70% 6/15/46	1,000,000	1,136,724
Emera 6.75% 6/15/76 µ	331,000	381,294
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,996,921
Entergy Louisiana
4.00% 3/15/33	1,885,000	2,216,548
4.95% 1/15/45	125,000	135,354
Entergy Mississippi 3.85% 6/1/49	1,325,000	1,535,809
Evergy Kansas Central 3.25% 9/1/49	6,418,000	6,817,038
Interstate Power & Light 3.50% 9/30/49	1,210,000	1,272,294
Louisville Gas & Electric 4.25% 4/1/49	4,520,000	5,507,395
MidAmerican Energy 3.15% 4/15/50	2,655,000	2,806,019
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	442,000	489,367
Nevada Power 3.125% 8/1/50	1,185,000	1,206,361
NextEra Energy Capital Holdings 5.65% 5/1/79 µ	2,775,000	3,109,801
Oglethorpe Power 5.05% 10/1/48	2,580,000	3,223,610
Oklahoma Gas & Electric 3.85% 8/15/47	4,500,000	4,993,397
Southern California Edison
4.00% 4/1/47	1,530,000	1,703,776
4.125% 3/1/48	3,245,000	3,677,910
4.875% 3/1/49	1,130,000	1,399,091
Southwestern Public Service 4.40% 11/15/48	5,115,000	6,403,786
Union Electric
3.25% 10/1/49	4,386,000	4,654,006
4.00% 4/1/48	3,353,000	4,016,021
Xcel Energy 3.50% 12/1/49	1,150,000	1,223,386

		117,564,215

Energy – 8.91%
Enbridge Energy Partners 5.50% 9/15/40	1,392,000	1,721,639
Energy Transfer Operating
5.00% 5/15/50	1,680,000	1,728,166
6.25% 4/15/49	3,940,000	4,679,144
7.125%µy	3,145,000	3,219,694
Eni 144A 5.70% 10/1/40 #	3,450,000	4,387,862
Enterprise Products Operating
3.70% 1/31/51	4,870,000	4,815,042
4.20% 1/31/50	2,910,000	3,138,129
Marathon Oil 5.20% 6/1/45	2,800,000	3,220,727
MPLX 5.50% 2/15/49	5,590,000	6,412,864

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Noble Energy
4.20% 10/15/49	1,180,000	$1,173,392
4.95% 8/15/47	4,800,000	5,274,707
5.05% 11/15/44	1,785,000	1,954,995
Occidental Petroleum 4.40% 8/15/49	4,030,000	4,154,180
Petrobras Global Finance 7.25% 3/17/44	1,595,000	2,021,575
Sabine Pass Liquefaction
5.625% 3/1/25	3,010,000	3,426,218
5.875% 6/30/26	2,060,000	2,393,956
Targa Resources Partners 144A 5.50% 3/1/30 #	1,500,000	1,548,900
Transcanada Trust 5.50% 9/15/79 µ	2,915,000	3,149,643

		58,420,833

Finance Companies – 0.46%
Depository Trust & Clearing 144A 4.875%#µy	3,000,000	3,019,395

		3,019,395

Insurance – 7.54%
Berkshire Hathaway Finance
4.20% 8/15/48	5,385,000	6,541,129
4.25% 1/15/49	1,150,000	1,410,797
Brighthouse Financial 4.70% 6/22/47	6,215,000	5,986,251
High Street Funding Trust II 144A 4.682% 2/15/48 #	6,505,000	7,850,494
MetLife 4.60% 5/13/46	2,250,000	2,856,970
Nationwide Financial Services 144A 3.90% 11/30/49 #	3,105,000	3,400,230
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	2,010,000	2,397,317
Pacific Life Insurance 144A 4.30% 10/24/67 #µ	6,270,000	6,898,536
Prudential Financial 3.70% 3/13/51	2,875,000	3,068,535
Voya Financial 4.70% 1/23/48 µ	1,091,000	1,113,629
Willis North America 3.875% 9/15/49	5,075,000	5,364,327
XLIT 5.50% 3/31/45	1,895,000	2,575,877

		49,464,092

Natural Gas – 4.92%
Atmos Energy 3.375% 9/15/49	986,000	1,066,222
Brooklyn Union Gas 144A 4.273% 3/15/48 #	7,945,000	9,466,263
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	6,651,606
Southern California Gas 4.30% 1/15/49	4,500,000	5,590,967
Southwest Gas
3.80% 9/29/46	2,150,000	2,367,955
4.15% 6/1/49	2,430,000	2,823,001
Washington Gas Light 3.65% 9/15/49	3,970,000	4,286,070

		32,252,084

Technology – 3.18%
Intel 3.25% 11/15/49	4,655,000	4,982,338

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
International Business Machines 4.25% 5/15/49	3,590,000	$4,328,748
KLA 5.00% 3/15/49	3,890,000	5,052,241
NXP 144A 4.30% 6/18/29 #	4,330,000	4,803,673
SS&C Technologies 144A 5.50% 9/30/27 #	1,590,000	1,684,883

		20,851,883

Transportation – 2.92%
Burlington Northern Santa Fe 4.05% 6/15/48	5,000,000	5,904,844
FedEx 4.05% 2/15/48	2,220,000	2,257,563
Norfolk Southern 4.15% 2/28/48	4,795,000	5,674,243
Union Pacific
3.25% 2/5/50	1,830,000	1,856,939
3.55% 8/15/39	3,155,000	3,430,466

		19,124,055

Utilities – 1.40%
American Water Capital 4.15% 6/1/49	2,500,000	2,975,029
Essential Utilities 4.276% 5/1/49	5,275,000	6,231,914

		9,206,943

Total Corporate Bonds (cost $551,002,272)		614,651,304

Municipal Bonds – 3.23%
Chicago, Illinois O’Hare International Airport Third Lien Revenue
(Build America Bonds - Direct Payment) Series B 6.395% 1/1/40	3,800,000	5,729,868
Long Island, New York Power Authority Electric System Revenue
(Federally Taxable - Issuer Subsidy - Build America Bonds) Series B 5.85% 5/1/41	3,600,000	5,019,300
Los Angeles, California Department of Water & Power Revenue
(Federally Taxable - Direct Payment - Build America Bonds) Series D 6.574% 7/1/45	2,225,000	3,709,498
Metropolitan Transportation Authority, New York Revenue
(Build America Bonds) Series A-2 6.089% 11/15/40	3,205,000	4,480,686
Oregon Department of Transportation Highway User Tax Revenue
(Federally Taxable Build America Bonds) Subordinate Series A 5.834% 11/15/34	1,605,000	2,232,796

Total Municipal Bonds (cost $14,455,841)		21,172,148

	Principal amount°	Value (US $)
US Treasury Obligation – 0.30%
US Treasury Bond
2.375% 11/15/49	1,815,000	$1,968,566

Total US Treasury Obligation (cost $1,878,690)		1,968,566

	Number of shares
Convertible Preferred Stock – 0.70%
A Schulman 6.00% exercise price $52.33 y	1,597	1,664,873
Bank of America 7.25% exercise price $50.00 y	1,360	2,138,872
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	774,231

Total Convertible Preferred Stock (cost $4,194,316)		4,577,976

Preferred Stock – 0.41%
Morgan Stanley 5.55% µ	2,280,000	2,313,014
USB Realty 144A 2.978% (LIBOR03M + 1.147%)#●	400,000	359,102

Total Preferred Stock (cost $2,590,000)		2,672,116

Short-Term Investments – 0.31%
Money Market Mutual Funds – 0.31%
BlackRock FedFund – Institutional Shares (seven-day effective yield 1.49%)	408,985	408,985
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.46%)	408,985	408,985
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.46%)	408,986	408,986
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 1.45%)	408,985	408,985
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 1.44%)	408,985	408,985

Total Short-Term Investments (cost $2,044,926)		2,044,926

Total Value of Securities – 99.03% (cost $578,301,644)		$649,272,801

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2020, the aggregate value of Rule 144A securities was $97,372,060, which represents 14.85% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2020. Rate will reset at a future date.

y	No contractual maturity date.

Schedules of investments

Delaware Extended Duration Bond Fund

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following futures contracts were outstanding at Jan. 31, 20201:

Futures Contracts

Variation
Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Brokers
53	US Treasury Long Bonds	$8,667,156	$8,649,071	3/20/20	$18,085	$33,125

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

GS – Goldman Sachs

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR

USD 6 Month USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

January 31, 2020 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Assets:
Investments, at value[1]	$1,128,915,681	$649,272,801
Cash	11,388,040	225,608
Cash collateral due from broker	519,145	163,240
Receivable for securities sold	14,265,367	8,797,093
Dividends and interest receivable	10,575,648	7,008,925
Receivable for fund shares sold	2,030,898	973,563
Variation margin due from broker on futures contracts	122,844	33,125

Total assets	1,167,817,623	666,474,355

Liabilities:
Payable for securities purchased	32,587,663	7,298,618
Payable for fund shares redeemed	1,797,708	2,480,132
Distribution payable	879,939	539,052
Investment management fees payable to affiliates	383,239	202,452
Other accrued expenses	306,148	251,684
Distribution fees payable to affiliates	96,807	47,016
Audit and tax fees payable	25,485	25,485
Dividend disbursing and transfer agent fees and expenses payable to affiliates	8,110	4,647
Trustees’ fees and expenses payable to affiliates	3,742	2,133
Accounting and administration expenses payable to affiliates	3,486	2,143
Legal fees payable to affiliates	1,156	659
Reports and statements to shareholders expenses payable to affiliates	662	378

Total liabilities	36,094,145	10,854,399

Total Net Assets	$1,131,723,478	$655,619,956

Net Assets Consist of:
Paid-in capital	$1,109,212,762	$577,853,642
Total distributable earnings (loss)	22,510,716	77,766,314

Total Net Assets	$1,131,723,478	$655,619,956

Statements of assets and liabilities

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Net Asset Value
Class A:
Net assets	$180,356,704	$136,006,451
Shares of beneficial interest outstanding, unlimited authorization, no par	28,905,334	18,759,007
Net asset value per share	$6.24	$7.25
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$6.53	$7.59

Class C:
Net assets	$62,363,064	$16,491,178
Shares of beneficial interest outstanding, unlimited authorization, no par	9,994,616	2,275,811
Net asset value per share	$6.24	$7.25

Class R:
Net assets	$16,721,091	$12,656,778
Shares of beneficial interest outstanding, unlimited authorization, no par	2,677,445	1,742,898
Net asset value per share	$6.25	$7.26

Institutional Class:
Net assets	$871,077,788	$441,778,713
Shares of beneficial interest outstanding, unlimited authorization, no par	139,603,090	61,036,112
Net asset value per share	$6.24	$7.24

Class R6:
Net assets	$1,204,831	$48,686,836
Shares of beneficial interest outstanding, unlimited authorization, no par	193,199	6,721,550
Net asset value per share	$6.24	$7.24

[1] Investments, at cost	$1,075,886,526	$578,301,644

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended January 31, 2020 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Investment Income:
Interest	$19,514,399	$12,651,330
Dividends	440,690	212,295

	19,955,089	12,863,625

Expenses:
Management fees	2,669,971	1,731,886
Distribution expenses — Class A	219,474	163,799
Distribution expenses — Class C	322,250	78,630
Distribution expenses — Class R	41,707	31,231
Dividend disbursing and transfer agent fees and expenses	616,573	339,909
Accounting and administration expenses	113,116	75,576
Reports and statements to shareholders expenses	66,840	38,085
Registration fees	50,056	42,556
Trustees’ fees and expenses	30,556	18,103
Audit and tax fees	26,313	26,160
Legal fees	19,426	15,268
Custodian fees	16,131	6,144
Other	27,078	20,870

	4,219,491	2,588,217
Less expenses waived	(490,507)	(501,094)
Less expenses paid indirectly	(6,333)	(874)

Total operating expenses	3,722,651	2,086,249

Net Investment Income	16,232,438	10,777,376

Net Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	32,034,779	27,794,830
Futures contracts	886,098	1,572,232

Net realized gain	32,920,877	29,367,062

Net change in unrealized appreciation (depreciation) of:
Investments	14,910,600	23,303,408
Futures contracts	573,724	(653,710)

Net change in unrealized appreciation (depreciation)	15,484,324	22,649,698

Net Realized and Unrealized Gain	48,405,201	52,016,760

Net Increase in Net Assets Resulting from Operations	$64,637,639	$62,794,136

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Corporate Bond Fund

	Six months ended 1/31/20 (Unaudited)	Year ended 7/31/19
Increase in Net Assets from Operations:
Net investment income	$16,232,438	$33,705,434
Net realized gain	32,920,877	1,719,697
Net change in unrealized appreciation (depreciation)	15,484,324	45,034,413

Net increase in net assets resulting from operations	64,637,639	80,459,544

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,712,044)	(6,639,981)
Class C	(752,796)	(2,395,036)
Class R	(236,621)	(662,925)
Institutional Class	(14,096,255)	(26,021,706)
Class R6	(4,770)	(42)

	(17,802,486)	(35,719,690)

Capital Share Transactions:
Proceeds from shares sold:
Class A	23,504,873	28,554,252
Class C	5,498,476	6,560,970
Class R	2,264,501	4,595,777
Institutional Class	258,568,552	396,782,771
Class R6	1,319,268	2,000

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,432,074	6,083,250
Class C	632,914	2,069,758
Class R	234,039	657,856
Institutional Class	9,627,586	14,723,721
Class R6	45	40

	304,082,328	460,030,395

	Six months ended 1/31/20 (Unaudited)	Year ended 7/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(22,160,044)	$(76,251,283)
Class C	(14,824,802)	(32,720,738)
Class R	(4,024,852)	(8,298,842)
Institutional Class	(162,919,223)	(571,365,460)
Class R6	(143,998)	—

	(204,072,919)	(688,636,323)

Increase (decrease) in net assets derived from capital share transactions	100,009,409	(228,605,928)

Net Increase (Decrease) in Net Assets	146,844,562	(183,866,074)

Net Assets:
Beginning of period	984,878,916	1,168,744,990

End of period	$1,131,723,478	$984,878,916

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Extended Duration Bond Fund

	Six months ended 1/31/20 (Unaudited)	Year ended 7/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,777,376	$24,928,035
Net realized gain (loss)	29,367,062	(4,898,185)
Net change in unrealized appreciation (depreciation)	22,649,698	58,022,062

Net increase in net assets resulting from operations	62,794,136	78,051,912

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,800,642)	(4,932,266)
Class C	(519,056)	(465,622)
Class R	(440,090)	(477,425)
Institutional Class	(16,530,170)	(17,553,011)
Class R6	(1,775,622)	(1,893,434)

	(24,065,580)	(25,321,758)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,029,495	24,026,085
Class C	2,745,918	1,258,859
Class R	2,337,070	3,448,104
Institutional Class	64,276,884	144,800,627
Class R6	2,637,459	2,303,998

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,720,083	4,889,015
Class C	480,217	435,001
Class R	439,856	480,127
Institutional Class	15,905,094	16,706,388
Class R6	1,769,613	1,901,387

	110,341,689	200,249,591

	Six months ended 1/31/20 (Unaudited)	Year ended 7/31/19

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(16,645,878)	$(63,899,743)
Class C	(2,396,842)	(5,696,100)
Class R	(2,824,887)	(8,291,559)
Institutional Class	(109,652,881)	(187,981,554)
Class R6	(3,480,022)	(11,288,541)

	(135,000,510)	(277,157,497)

Decrease in net assets derived from capital share transactions	(24,658,821)	(76,907,906)

Net Increase (Decrease) in Net Assets	14,069,735	(24,177,752)

Net Assets:
Beginning of period	641,550,221	665,727,973

End of period	$655,619,956	$641,550,221

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended July 31, 2016, net realized gain distributions of $72,919 were made by the Fund’s Class A shares, which calculated to $(0.001) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/20[1] (Unaudited)	Year ended
	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$5.97	$5.61	$5.90	$5.94	$5.81	$6.08

0.09	0.21	0.19	0.19	0.19	0.21
0.27	0.37	(0.27)	(0.03)	0.14	(0.19)

0.36	0.58	(0.08)	0.16	0.33	0.02

(0.09)	(0.22)	(0.21)	(0.20)	(0.20)	(0.23)
—	—	—	—	— [3]	(0.06)

(0.09)	(0.22)	(0.21)	(0.20)	(0.20)	(0.29)

$6.24	$5.97	$5.61	$5.90	$5.94	$5.81

6.15%	10.65%	(1.44% )	2.84%	5.91%	0.28%

$180,356	$168,910	$200,600	$248,143	$352,477	$442,509
0.82%	0.82%	0.88%	0.94%	0.94%	0.95%

0.91%	0.92%	0.92%	0.94%	0.96%	0.96%
2.88%	3.68%	3.26%	3.19%	3.28%	3.43%

2.79%	3.58%	3.22%	3.19%	3.26%	3.42%
75%	173%	158%	168%	217%	215%

Financial highlights

Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended July 31, 2016, net realized gain distributions of $32,194 were made by the Fund’s Class C shares, which calculated to $(0.001) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/20[1] (Unaudited)	Year ended
	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
$5.97	$5.61	$5.90	$5.94	$5.81	$6.08

0.07	0.17	0.14	0.14	0.15	0.16
0.27	0.37	(0.27)	(0.02)	0.14	(0.19)

0.34	0.54	(0.13)	0.12	0.29	(0.03)

(0.07)	(0.18)	(0.16)	(0.16)	(0.16)	(0.18)
—	—	—	—	— [3]	(0.06)

(0.07)	(0.18)	(0.16)	(0.16)	(0.16)	(0.24)

$6.24	$5.97	$5.61	$5.90	$5.94	$5.81

5.75%	9.83%	(2.18% )	2.07%	5.12%	(0.48% )

$62,363	$68,277	$88,274	$131,520	$173,057	$193,746
1.57%	1.57%	1.63%	1.69%	1.69%	1.70%

1.66%	1.67%	1.67%	1.69%	1.71%	1.71%
2.13%	2.93%	2.51%	2.44%	2.53%	2.68%

2.04%	2.83%	2.47%	2.44%	2.51%	2.67%
75%	173%	158%	168%	217%	215%

Financial highlights

Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended July 31, 2016, net realized gain distributions of $4,867 were made by the Fund’s Class R shares, which calculated to $(0.001) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/20[1] (Unaudited)	Year ended
	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
$5.98	$5.62	$5.90	$5.94	$5.82	$6.09

0.08	0.19	0.17	0.17	0.17	0.19
0.28	0.38	(0.26)	(0.02)	0.14	(0.19)

0.36	0.57	(0.09)	0.15	0.31	—

(0.09)	(0.21)	(0.19)	(0.19)	(0.19)	(0.21)
—	—	—	—	— [3]	(0.06)

(0.09)	(0.21)	(0.19)	(0.19)	(0.19)	(0.27)

$6.25	$5.98	$5.62	$5.90	$5.94	$5.82

6.01%	10.36%	(1.51% )	2.58%	5.47%	0.03%

$16,721	$17,517	$19,512	$24,207	$29,149	$28,245
1.07%	1.07%	1.13%	1.19%	1.19%	1.20%

1.16%	1.17%	1.17%	1.19%	1.21%	1.21%
2.63%	3.43%	3.01%	2.94%	3.03%	3.18%

2.54%	3.33%	2.97%	2.94%	3.01%	3.17%
75%	173%	158%	168%	217%	215%

Financial highlights

Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended July 31, 2016, net realized gain distributions of $110,366 were made by the Fund’s Institutional Class shares, which calculated to $(0.001) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/20[1] (Unaudited)	Year ended
	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
$5.97	$5.61	$5.90	$5.94	$5.81	$6.08

0.10	0.22	0.20	0.20	0.20	0.22
0.27	0.37	(0.27)	(0.02)	0.15	(0.19)

0.37	0.59	(0.07)	0.18	0.35	0.03

(0.10)	(0.23)	(0.22)	(0.22)	(0.22)	(0.24)
—	—	—	—	— [3]	(0.06)

(0.10)	(0.23)	(0.22)	(0.22)	(0.22)	(0.30)

$6.24	$5.97	$5.61	$5.90	$5.94	$5.81

6.28%	10.93%	(1.20% )	3.09%	6.18%	0.52%

$871,078	$730,173	$860,359	$687,186	$583,649	$824,165
0.57%	0.57%	0.63%	0.69%	0.69%	0.70%

0.66%	0.67%	0.67%	0.69%	0.71%	0.71%
3.13%	3.93%	3.51%	3.44%	3.53%	3.68%

3.04%	3.83%	3.47%	3.44%	3.51%	3.67%
75%	173%	158%	168%	217%	215%

Financial highlights

Delaware Corporate Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout the period were as follows:

	Six months ended 1/31/20[1] (Unaudited)	1/31/19[2] to 7/31/19
Net asset value, beginning of period	$5.97	$5.59

Income from investment operations:
Net investment income[3]	0.10	0.11
Net realized and unrealized gain	0.28	0.39

Total from investment operations	0.38	0.50

Less dividends and distributions from:
Net investment income	(0.11)	(0.12)

Total dividends and distributions	(0.11)	(0.12)

Net asset value, end of period	$6.24	$5.97

Total return[4]	6.34%	8.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,205	$2
Ratio of expenses to average net assets[5]	0.48%	0.48%
Ratio of expenses to average net assets prior to fees waived[5]	0.56%	0.58%
Ratio of net investment income to average net assets	3.22%	4.01%
Ratio of net investment income to average net assets prior to fees waived	3.14%	3.91%
Portfolio turnover	75%	173% [6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	Portfolio turnover is representative of the Fund for the year ended July 31, 2019.

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended July 31, 2016, return of capital distributions of $99,043 were made by the Fund’s Class A shares, which calculated to $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/20[1] (Unaudited)	Year ended
	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
$6.84	$6.28	$6.62	$6.79	$6.29	$6.81

0.11	0.24	0.23	0.22	0.23	0.26
0.57	0.56	(0.34)	(0.16)	0.51	(0.21)

0.68	0.80	(0.11)	0.06	0.74	0.05

(0.12)	(0.24)	(0.23)	(0.23)	(0.23)	(0.27)
(0.15)	—	—	—	(0.01)	(0.30)
—	—	—	—	— [3]	—

(0.27)	(0.24)	(0.23)	(0.23)	(0.24)	(0.57)

$7.25	$6.84	$6.28	$6.62	$6.79	$6.29

10.00%	13.17%	(1.64% )	0.97%	12.14%	0.53%

$136,006	$125,213	$150,397	$196,754	$241,190	$244,514
0.82%	0.82%	0.87%	0.96%	0.96%	0.98%

0.98%	0.98%	0.98%	1.00%	1.00%	1.02%
3.19%	3.78%	3.52%	3.40%	3.60%	3.89%

3.03%	3.62%	3.41%	3.36%	3.56%	3.85%
48%	133%	147%	187%	219%	185%

Financial highlights

Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended July 31, 2016, return of capital distributions of $13,876 were made by the Fund’s Class C shares, which calculated to $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/20[1] (Unaudited)	Year ended

	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
$6.83	$6.27	$6.61	$6.78	$6.29	$6.81

0.09	0.19	0.18	0.17	0.18	0.21
0.57	0.56	(0.33)	(0.16)	0.50	(0.21)

0.66	0.75	(0.15)	0.01	0.68	—

(0.09)	(0.19)	(0.19)	(0.18)	(0.18)	(0.22)
(0.15)	—	—	—	(0.01)	(0.30)
—	—	—	—	— [3]	—

(0.24)	(0.19)	(0.19)	(0.18)	(0.19)	(0.52)

$7.25	$6.83	$6.27	$6.61	$6.78	$6.29

9.75%	12.34%	(2.39% )	0.21%	11.14%	(0.22% )

$16,491	$14,748	$17,612	$28,265	$33,777	$33,323
1.57%	1.57%	1.62%	1.71%	1.71%	1.73%

1.73%	1.73%	1.73%	1.75%	1.75%	1.77%
2.44%	3.03%	2.77%	2.65%	2.85%	3.14%

2.28%	2.87%	2.66%	2.61%	2.81%	3.10%
48%	133%	147%	187%	219%	185%

Financial highlights

Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended July 31, 2016, return of capital distributions of $10,648 were made by the Fund’s Class R shares, which calculated to $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/20[1] (Unaudited)	Year ended

	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
$6.85	$6.29	$6.63	$6.80	$6.30	$6.82

0.10	0.22	0.21	0.20	0.21	0.24
0.57	0.57	(0.33)	(0.16)	0.51	(0.21)

0.67	0.79	(0.12)	0.04	0.72	0.03

(0.11)	(0.23)	(0.22)	(0.21)	(0.21)	(0.25)
(0.15)	—	—	—	(0.01)	(0.30)
—	—	—	—	— [3]	—

(0.26)	(0.23)	(0.22)	(0.21)	(0.22)	(0.55)

$7.26	$6.85	$6.29	$6.63	$6.80	$6.30

9.85%	12.87%	(1.88% )	0.71%	11.84%	0.29%

$12,657	$11,984	$15,389	$19,294	$25,965	$26,449
1.07%	1.07%	1.12%	1.21%	1.21%	1.23%

1.23%	1.23%	1.23%	1.25%	1.25%	1.27%
2.94%	3.53%	3.27%	3.15%	3.35%	3.64%

2.78%	3.37%	3.16%	3.11%	3.31%	3.60%
48%	133%	147%	187%	219%	185%

Financial highlights

Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended July 31, 2016, return of capital distributions of $153,033 were made by the Fund’s Institutional Class shares, which calculated to $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/20[1] (Unaudited)	Year ended
	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
$6.82	$6.27	$6.61	$6.78	$6.28	$6.80

0.12	0.25	0.25	0.24	0.24	0.27
0.58	0.56	(0.34)	(0.17)	0.51	(0.21)

0.70	0.81	(0.09)	0.07	0.75	0.06

(0.13)	(0.26)	(0.25)	(0.24)	(0.24)	(0.28)
(0.15)	—	—	—	(0.01)	(0.30)
—	—	—	—	— [3]	—

(0.28)	(0.26)	(0.25)	(0.24)	(0.25)	(0.58)

$7.24	$6.82	$6.27	$6.61	$6.78	$6.28

10.15%	13.30%	(1.40% )	1.21%	12.26%	0.78%

$441,779	$444,635	$433,957	$393,714	$372,052	$342,209
0.57%	0.57%	0.62%	0.71%	0.71%	0.73%

0.73%	0.73%	0.73%	0.75%	0.75%	0.77%
3.44%	4.03%	3.77%	3.65%	3.85%	4.14%

3.28%	3.87%	3.66%	3.61%	3.81%	4.10%
48%	133%	147%	187%	219%	185%

Financial highlights

Delaware Extended Duration Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	For the period May 2, 2016 to July 31, 2016, return of capital distributions of $3,526 were made by the Fund’s Class R6 shares, which calculated to $(0.003) per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	Portfolio turnover is representative of the Fund for the year ended July 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/20[1]	Year ended			5/2/16[2] to
(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16

$6.83	$6.27	$6.61	$6.78	$6.38

0.12	0.26	0.25	0.24	0.23
0.57	0.56	(0.33)	(0.16)	0.22

0.69	0.82	(0.08)	0.08	0.45

(0.13)	(0.26)	(0.26)	(0.25)	(0.05)
(0.15)	—	—	—	—
—	—	—	—	—	[4]

(0.28)	(0.26)	(0.26)	(0.25)	(0.05)

$7.24	$6.83	$6.27	$6.61	$6.78

10.19%	13.56%	(1.32% )	1.29%	7.20%

$48,687	$44,970	$48,373	$23,229	$8,578
0.49%	0.49%	0.54%	0.63%	0.63%
0.63%	0.64%	0.65%	0.67%	0.65%
3.52%	4.11%	3.85%	3.73%	3.40%
3.38%	3.96%	3.74%	3.69%	3.38%
48%	133%	147%	187%	219%	[7]

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

January 31, 2020 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Funds are open-end investment companies. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Jan. 31, 2020 and for all open tax years (years ended July 31, 2017–July 31, 2019), and has concluded that no provision for federal income tax is required in either Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended Jan. 31, 2020, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2020, each Fund earned the following amounts under this arrangement:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$5,993	$676

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2020, each Fund earned the following amounts under this arrangement:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$340	$198

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.57% of average daily net assets of Class A, Class C, Class R, and Institutional Class shares and 0.48% of average daily net assets of Class R6 shares, for Delaware Corporate Bond Fund. For Delaware Extended Duration Bond Fund, the expense waiver was 0.57% of average daily net assets of Class A, Class C, Class R, and Institutional Class shares, and 0.49% of average daily net assets of Class R6 shares. The expense waivers were in effect from Aug. 1, 2019 through Jan. 31, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

Effective May 30, 2019, DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Jan. 31, 2020, each Fund was charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$21,178	$13,201

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

transfer agent fees and expenses.” For the six months ended Jan. 31, 2020, each Fund was charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$49,912	$29,132

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%,1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Jan. 31, 2020, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$13,447	$7,881

For the six months ended Jan. 31, 2020, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$9,043	$11,907

For the six months ended Jan. 31, 2020, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Class A	$8	$—
Class C	1,056	839

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Jan. 31, 2020, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. There were no Rule 17a-7 securities purchases and/or securities sales for Delaware Extended Duration Bond Fund for the six months ended Jan. 31, 2020. Pursuant to these procedures, for the six months ended Jan. 31, 2020, Delaware Corporate Bond Fund engaged in securities sales, which resulted in the following net realized gains.

Delaware Corporate Bond Fund
Sales	$2,209,267
Net realized gain	93,567

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*For each Fund, the aggregate contractual waiver period covering this report is from Jan. 1, 2019 through Nov. 29, 2020.

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments

For the six months ended Jan. 31, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Purchases other than US government securities	$890,578,812	$285,699,468
Purchases of US government securities	60,930,437	11,958,446
Sales other than US government securities	755,892,746	319,015,420
Sales of US government securities	41,331,392	10,059,201

At Jan. 31, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Cost of investments and derivatives	$1,079,497,819	$579,176,139

Aggregate unrealized appreciation of investments and derivatives	$52,961,234	$70,481,497
Aggregate unrealized depreciation of investments and derivatives	(2,518,286)	(366,750)

Net unrealized appreciation of investments and derivatives	$50,442,948	$70,114,747

Net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At July 31, 2019, capital loss carryforwards available to offset future realized capital gains for the Funds were as follows:

	Loss carryforward character

	Short-term	Long-term	Total
Delaware Corporate Bond Fund	$29,269,919	$30,129,116	$59,399,035
Delaware Extended Duration Bond Fund	—	7,206,415	7,206,415

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Jan. 31, 2020:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Securities

Assets:

Corporate Debt	$—	$1,071,584,946	$1,071,584,946
Loan Agreements	—	7,498,574	7,498,574
Convertible Preferred Stock[1]	1,180,194	2,927,340	4,107,534
Preferred Stock[1]	1,332,500	8,043,788	9,376,288
US Treasury Obligations	—	19,912,061	19,912,061
Short-Term Investments	16,436,278	—	16,436,278

Total Value of Securities	$18,948,972	$1,109,966,709	$1,128,915,681

Derivatives[2]

Assets:

Futures Contracts	$1,025,086	$—	$1,025,086

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total

Securities
Assets:

Corporate Debt	$—	$616,837,069	$616,837,069
Municipal Bonds	—	21,172,148	21,172,148
Convertible Preferred Stock[1]	2,913,103	1,664,873	4,577,976
Preferred Stock	—	2,672,116	2,672,116
US Treasury Obligation	—	1,968,566	1,968,566
Short-Term Investments	2,044,926	—	2,044,926

Total Value of Securities	$4,958,029	$644,314,772	$649,272,801

Derivatives[2]
Assets:
Futures Contracts	$18,085	$—	$18,085

[1]

Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types for each Fund:

	Delaware Corporate Bond Fund

	Level 1	Level 2	Total
Convertible Preferred Stock	28.73%	71.27%	100.00%
Preferred Stock	14.21%	85.79%	100.00%

	Delaware Extended Duration Bond Fund

	Level 1	Level 2	Total
Convertible Preferred Stock	63.63%	36.37%	100.00%

[2]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended Jan. 31, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the six months ended Jan. 31, 2020, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund

	Six months ended	Year ended	Six months ended	Year ended
	1/31/20	7/31/19	1/31/20	7/31/19
Shares sold:
Class A	3,864,340	5,047,279	2,121,929	3,883,138
Class C	902,710	1,159,238	388,011	199,873
Class R	369,271	811,772	329,018	547,907
Institutional Class	42,487,038	69,204,787	9,102,829	23,299,096
Class R6	216,260	358	373,178	372,689

Shares issued upon reinvestment of dividends and distributions:
Class A	398,738	1,078,834	674,759	782,475
Class C	103,764	368,001	68,745	69,772
Class R	38,336	116,666	62,736	76,870
Institutional Class	1,578,009	2,610,209	2,276,585	2,673,221
Class R6	7	7	252,891	304,559

	49,958,473	80,397,151	15,650,681	32,209,600

Shares redeemed:
Class A	(3,637,834)	(13,579,203)	(2,354,160)	(10,311,986)
Class C	(2,442,527)	(5,819,937)	(339,557)	(918,555)
Class R	(660,334)	(1,470,972)	(399,197)	(1,322,896)
Institutional Class	(26,708,006)	(102,823,668)	(15,494,815)	(30,080,443)
Class R6	(23,433)	—	(489,054)	(1,806,975)

	(33,472,134)	(123,693,780)	(19,076,783)	(44,440,855)

Net increase (decrease)	16,486,339	(43,296,629)	(3,426,102)	(12,231,255)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the next page, and on the “Statements of changes in net assets.” For the six months ended Jan. 31, 2020

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

4. Capital Shares (continued)

and year ended July 31, 2019, the Funds had the following exchange transactions:

	Exchange Redemptions	Six months ended 1/31/20 Exchange Subscriptions
	Class C Shares	Class A Shares	Institutional Class Shares	Value

Delaware Corporate Bond Fund	1,977	1,963	17	$12,238
Delaware Extended Duration Bond Fund	11,845	11,862	—	83,445

	Exchange Redemptions		Year ended 7/31/19 Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value

Delaware Corporate Bond Fund	28,600	99,910	99,753	28,941	$739,628
Delaware Extended Duration Bond Fund	116,169	1,453	1,452	116,350	754,457

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, each Fund, along with the other Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Funds had no amounts outstanding as of Jan. 31, 2020, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Jan. 31, 2020, Delaware Corporate Bond Fund posted $519,145 and Delaware Extended Duration Bond Fund posted $163,240 cash as collateral for open futures contracts, which are included in “Cash collateral due from broker” on the “Statements of assets and liabilities.”

During the six months ended Jan. 31, 2020, the Funds used futures contracts to hedge the Funds’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

During the six months ended Jan. 31, 2020, the Funds experienced net realized and unrealized gain or loss attributable to their use of futures contracts, which is disclosed as “Variation margin due from broker on futures contracts” on the “Statements of assets and liabilities” and as “Net realized gain (loss) on futures contracts” on the “Statements of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Fund during the six months ended Jan. 31, 2020:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund

	Long Derivative Volume	Short Derivative Volume	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$20,544,162	$—	$8,250,107	$—

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

7. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2020, the Funds had no securities out on loan.

8. Credit and Market Risk

Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Funds may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Credit and Market Risk (continued)

make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to the Funds’ net assets at the end of the period is not material.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

11. Subsequent Events

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2020, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held August 21-22, 2019

At a meeting held on Aug. 21-22, 2019 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the investment advisory and sub-advisory agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”), MIMEL, and MIMGL, concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2019, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s investment advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by MIMGL to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of MIMGL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMGL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMGL.

Nature, extent, and quality of services. The Board considered the services provided by MIMEL to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of MIMEL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMEL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMEL.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2019. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Corporate Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the third quartile

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held August 21-22, 2019 (continued)

of its Performance Universe. The report further showed that the Fund’s total return for the 10-year period was in the first quartile of its Performance Universe. The Board observed that the Fund’s short- and intermediate-term performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the performance attribution included in the meeting materials, as well as the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Delaware Extended Duration Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the second quartile of its Performance Universe and the Fund’s total return for the 5- and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Corporate Bond Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through January 2020 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Extended Duration Bond Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its

Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through January 2020 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by MIMGL in relation to the services being provided to the Funds and in relation to MIMGL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMGL in connection with its relationship to the Funds, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Management profitability. Trustees were also given available information on profits being realized by MIMEL in relation to the services being provided to the Funds and in relation to MIMEL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMEL in connection with its relationship to the Funds, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed each Fund’s advisory fee pricing and structure,

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held August 21-22, 2019 (continued)

approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2019, each Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under each Fund’s Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment

Officer

Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Each Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-Q or Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Fixed income mutual fund

Delaware Floating Rate Fund

January 31, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Floating Rate Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Delaware Capital Management Advisers, Inc., Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2020, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from August 1, 2019 to January 31, 2020 (Unaudited)

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2019 to Jan. 31, 2020.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from August 1, 2019 to January 31, 2020 (Unaudited)

Delaware Floating Rate Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/19	1/31/20	Expense Ratio	8/1/19 to 1/31/20*

Actual Fund return†
Class A	$1,000.00	$1,025.90	0.94%	$4.79
Class C	1,000.00	1,022.00	1.69%	8.59
Class R	1,000.00	1,024.60	1.19%	6.06
Institutional Class	1,000.00	1,027.20	0.69%	3.52

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.41	0.94%	$4.77
Class C	1,000.00	1,016.64	1.69%	8.57
Class R	1,000.00	1,019.15	1.19%	6.04
Institutional Class	1,000.00	1,021.67	0.69%	3.51

*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation
Delaware Floating Rate Fund	As of January 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bonds	6.25%
Basic Industry	1.13%
Capital Goods	0.47%
Communications	2.12%
Consumer Cyclical	0.17%
Consumer Non-Cyclical	1.09%
Energy	0.89%
Insurance	0.37%
Technology	0.01%
Loan Agreements	93.07%
Short-Term Investments	6.15%
Total Value of Securities	105.47%
Liabilities Net of Receivables and Other Assets	(5.47%)
Total Net Assets	100.00%

3

Schedule of investments

Delaware Floating Rate Fund	January 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 6.25%
Basic Industry – 1.13%
Chemours
6.625% 5/15/23	500,000	$493,257
7.00% 5/15/25	260,000	249,362
First Quantum Minerals 144A 6.875% 3/1/26 #	305,000	293,364
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	500,000	526,247

		1,562,230

Capital Goods – 0.47%
Bombardier 144A 7.875% 4/15/27 #	125,000	118,747
Mauser Packaging Solutions Holding 144A 7.25% 4/15/25 #	265,000	264,335
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	250,000	262,578

		645,660

Communications – 2.12%
Altice Luxembourg
144A 7.625% 2/15/25 #	500,000	521,100
144A 10.50% 5/15/27 #	250,000	289,537
Cincinnati Bell 144A 7.00% 7/15/24 #	305,000	319,872
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	424,000	462,514
Consolidated Communications 6.50% 10/1/22	350,000	334,906
Frontier Communications 144A 8.00% 4/1/27 #	292,000	305,330
Radiate Holdco 144A 6.625% 2/15/25 #	260,000	263,358
Zayo Group 6.375% 5/15/25	426,000	436,260

		2,932,877

Consumer Cyclical – 0.17%
AMC Entertainment Holdings 6.125% 5/15/27	275,000	234,444

		234,444

Consumer Non-Cyclical – 1.09%
Hadrian Merger 144A 8.50% 5/1/26 #	150,000	154,552
Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #	345,000	351,945
Surgery Center Holdings 144A 6.75% 7/1/25 #	175,000	177,990
Tenet Healthcare 8.125% 4/1/22	750,000	820,740

		1,505,227

Energy – 0.89%
Crestwood Midstream Partners 6.25% 4/1/23	250,000	252,809
Genesis Energy 6.00% 5/15/23	125,000	125,952
Murphy Oil 5.875% 12/1/27	250,000	256,563
Oasis Petroleum 6.875% 3/15/22	180,000	173,250
Southwestern Energy 7.75% 10/1/27	500,000	416,263

		1,224,837

4

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance – 0.37%
Acrisure 144A 7.00% 11/15/25 #	250,000	$245,623
GTCR AP Finance 144A 8.00% 5/15/27 #	250,000	265,712

		511,335

Technology – 0.01%
Banff Merger 144A 9.75% 9/1/26 #	20,000	20,571

		20,571

Total Corporate Bonds (cost $8,587,685)		8,637,181

Loan Agreements – 93.07%
Acrisure Tranche B 0.00% 1/31/27 ● X	325,000	324,188
Acrisure Tranche B-2 1st Lien 6.195% (LIBOR03M + 4.25%) 11/22/23	1,739,759	1,745,558
AI Plex Acquico 7.196% (LIBOR06M + 5.00%) 7/31/26 ●	1,082,750	1,023,199
Air Medical Group Holdings 4.91% (LIBOR01M + 3.25%) 4/28/22	640,899	628,722
Applied Systems 2nd Lien 8.945% (LIBOR03M + 7.00%) 9/19/25	2,044,945	2,105,441
Apro 5.842% (LIBOR03M + 4.00%) 10/28/26	1,104,444	1,114,108
Aramark Tranche B-4 3.47% (LIBOR03M + 1.75%) 1/27/27 ●	432,000	434,066
AssuredPartners 5.145% (LIBOR01M + 3.50%) 10/22/24	1,213,724	1,216,759
AthenaHealth Tranche B 1st Lien 6.401% (LIBOR03M + 4.50%) 2/11/26	1,529,747	1,539,776
Atotech Alpha 3 Tranche B1 1st Lien 4.945% (LIBOR03M + 3.00%) 1/31/24 ●	879,007	881,204
Ball Metalpack Finco 2nd Lien 10.659% (LIBOR03M + 8.75%) 7/24/26	293,000	238,795
Bausch Health 4.67% (LIBOR01M + 3.00%) 6/2/25	802,652	807,167
Berry Global Tranche Y 3.781% (LIBOR03M + 2.00%) 7/1/26	548,500	552,157
Blackstone CQP Holdco 5.408% (LIBOR03M + 3.50%) 9/30/24	895,500	897,039
Blue Ribbon 1st Lien 5.874% (LIBOR03M + 4.00%) 11/15/21	1,499,667	1,321,581
Boxer Parent 5.895% (LIBOR01M + 4.25%) 10/2/25	1,783,241	1,761,321
Buckeye Partners 4.531% (LIBOR01M + 2.75%) 11/1/26	915,000	925,389
Builders FirstSource 4.645% (LIBOR01M + 3.00%) 2/29/24	53,037	53,378
BW Gas & Convenience Holdings 7.91% (LIBOR01M + 6.25%) 11/18/24	1,569,000	1,580,767
BWay Holding 5.084% (LIBOR03M + 3.25%) 4/3/24	536,669	533,482
Calpine 4.20% (LIBOR03M + 2.25%) 4/5/26	995,000	1,000,721

5

Schedule of investments

Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Calpine Construction Finance Tranche B 3.645% (LIBOR01M + 2.00%) 1/15/25	152,509	$153,001
Camelot US Acquisition Tranche B 1st Lien 4.895% (LIBOR01M + 3.25%) 10/30/26 ●	1,260,000	1,269,450
CEC Entertainment Tranche B 8.145% (LIBOR01M + 6.50%) 8/17/26	1,496,250	1,442,478
CenturyLink Tranche B 0.00% 3/15/27 X	1,386,000	1,386,000
Change Healthcare Holdings 4.145% (LIBOR01M + 2.50%) 3/1/24	1,159,727	1,162,142
Chemours Tranche B-2 3.40% (LIBOR01M + 1.75%) 4/3/25	498,731	481,587
Chesapeake Energy Tranche A 9.928% (LIBOR03M + 8.00%) 6/24/24	1,527,000	1,528,909
Clear Channel Outdoor Holdings Tranche B 5.145% (LIBOR01M + 3.50%) 8/21/26	897,750	902,987
Connect US Finco Tranche B 2.811% (LIBOR01M + 4.50%) 12/12/26	629,776	634,814
Consolidated Communications Tranche B 1st Lien 4.65% (LIBOR01M + 3.00%) 10/5/23 ●	670,000	648,855
Coral US Tranche B-5 3.925% (LIBOR03M + 2.25%) 1/31/28 ●	1,000,000	1,004,375
Core & Main 4.572% (LIBOR03M + 2.75%) 8/1/24	1,176,492	1,178,933
CPI Holdco 1st Lien 6.195% (LIBOR03M + 4.25%) 11/4/26	1,535,000	1,546,034
Crestwood Holdings Tranche B 1st Lien 9.16% (LIBOR01M + 7.50%) 3/6/23 ●	1,181,498	1,118,731
CSC Holdings 3.926% (LIBOR03M + 2.25%) 7/17/25	1,403,108	1,409,241
Cumulus Media New Holdings Tranche B 1st Lien 5.395% (LIBOR01M + 3.75%) 3/31/26 ●	1,496,250	1,510,801
Datto 5.895% (LIBOR01M + 4.25%) 4/2/26	1,492,500	1,501,828
DaVita Tranche B 3.895% (LIBOR01M + 2.25%) 8/12/26	889,770	893,822
Delek US Holdings 3.895% (LIBOR01M + 2.25%) 3/31/25	498,737	498,268
Digicel International Finance Tranche B 1st Lien 5.34% (LIBOR03M + 3.25%) 5/27/24 ●	1,697,570	1,542,666
DTZ US Borrower 5.049% (LIBOR01M + 3.25%) 8/21/25	1,357,813	1,365,207
Dun & Bradstreet Tranche B 1st Lien 6.661% (LIBOR01M + 5.00%) 2/6/26 ●	1,550,000	1,560,898
Edgewater Generation 5.395% (LIBOR01M + 3.75%) 12/15/25	1,953,650	1,923,530
Ensemble RCM 5.659% (LIBOR03M + 3.75%) 8/1/26	1,508,220	1,516,232
ESH Hospitality 3.645% (LIBOR01M + 2.00%) 9/18/26	537,606	541,638
Froneri 0.00% 1/28/28 ● X	273,000	272,317
Froneri Tranche B 0.00% 1/29/27 ● X	1,091,000	1,088,273
Frontier Communications Tranche B1 5.40% (LIBOR01M + 3.75%) 6/17/24	923,363	932,893

6

	Principal amount°	Value (US $)
Loan Agreements (continued)
Garda World Security Tranche B 1st Lien 6.66% (LIBOR03M + 4.75%) 10/23/26	851,961	$859,735
Gardner Denver Tranche B-1 4.395% (LIBOR01M + 2.75%) 7/30/24	381,327	383,313
Gates Global Tranche B-2 4.395% (LIBOR01M + 2.75%) 4/1/24	932,314	930,954
Genesee & Wyoming 1st Lien 3.961% (LIBOR03M + 2.00%) 12/30/26 ●	461,000	465,274
Gentiva Health Services Tranche B 4.938% (LIBOR01M + 3.25%) 7/2/25	1,522,581	1,530,194
GFL Environmental Tranche B 4.645% (LIBOR01M + 3.00%) 5/30/25 ●	994,950	995,749
Granite Generation 5.44% (LIBOR03M + 2.75%) 11/9/26	1,120,362	1,123,163
Granite US Holdings Tranche B 7.211% (LIBOR03M + 5.25%) 9/30/26	1,246,875	1,249,992
Gray Television Tranche B 4.281% (LIBOR01M + 2.50%) 1/2/26 ●	845,373	850,569
HD Supply Tranche B5 3.395% (LIBOR01M + 1.75%) 10/17/23 ●	1,314,581	1,324,228
Heartland Dental 1st Lien 5.395% (LIBOR01M + 3.75%) 4/30/25 ●	1,786,401	1,788,262
Hoya Midco 1st Lien 5.145% (LIBOR01M + 3.50%) 6/30/24	949,098	943,166
HUB International 4.551% (LIBOR03M + 2.75%) 4/25/25	1,374,025	1,374,762
iHeartCommunications 5.781% (LIBOR01M + 4.00%) 5/1/26	1,555,259	1,561,415
iHeartCommunications Tranche B 0.00% 5/1/26 X	1,947,000	1,956,330
Iron Mountain Information Management Tranche B 3.395% (LIBOR01M + 1.75%) 1/2/26	625,000	624,479
JBS USA LUX 3.645% (LIBOR01M + 2.00%) 5/1/26	1,213,942	1,222,036
Kar Auction Services Tranche B6 3.938% (LIBOR01M + 2.25%) 9/21/26 ●	608,475	614,274
Kronos 2nd Lien 10.159% (LIBOR03M + 8.25%) 11/1/24	1,259,000	1,293,623
LCPR Loan Financing 6.676% (LIBOR03M + 5.00%) 10/15/26	1,539,000	1,562,085
Merrill Communications Tranche B 1st Lien 6.908% (LIBOR03M + 5.00%) 10/5/26	1,588,698	1,608,556
Midcontinent Communications Tranche B 1st Lien 3.908% (LIBOR01M + 2.25%) 8/15/26 ●	448,875	452,242
Neiman Marcus Group 7.734% (LIBOR01M + 6.00%) 10/25/23 ●	408,289	347,045
NFP Tranche B 4.645% (LIBOR01M + 3.00%) 1/8/24	1,489,051	1,490,114
Numericable U.S. Tranche B-11 4.395% (LIBOR01M + 2.75%) 7/31/25	1,424,514	1,415,738

7

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Numericable US Tranche B-13 5.676% (LIBOR01M + 4.00%) 8/14/26	1,478,769	$1,481,272
ON Semiconductor Tranche B-4 3.645% (LIBOR01M + 2.00%) 9/16/26	961,688	968,430
Panda Liberty Tranche B2 8/21/20 X	2,020,000	1,957,505
Panda Patriot Tranche B1 0.00% 12/19/20 ● X	1,643,000	1,592,169
Panther BF Aggregator 2 1st Lien 5.16% (LIBOR01M + 3.50%) 4/30/26	618,450	623,212
Parexel (West Street Merger) Tranche B 1st Lien 0.00% 9/27/24 ● X	635,000	625,773
Perstorp Holding Tranche B 6.695% (LIBOR03M + 4.75%) 4/13/26	1,244,595	1,222,815
Pregis Topco 1st Lien 5.645% (LIBOR01M + 4.00%) 7/24/26	940,000	942,497
Prime Security Services Borrower Tranche B-1 5.013% (LIBOR01M + 3.25%) 9/23/26	1,795,500	1,801,610
Quikrete Tranche B 0.00% 1/29/27 ● X	1,090,000	1,090,681
Radiate Holdco 4.645% (LIBOR01M + 3.00%) 2/1/24	306,213	306,978
Reynolds Consumers Products Holdings Tranche B 0.00% 1/29/27 ● X	1,365,000	1,375,238
Russell Investments US Institutional Holdco 4.895% (LIBOR01M + 3.25%) 6/1/23	812,034	814,571
Scientific Games International Tranche B-5 4.395% (LIBOR01M + 2.75%) 8/14/24	246,103	246,360
Sinclair Broadcasting Tranche B 4.91% (LIBOR01M + 3.25%) 8/24/26 ●	960,182	958,981
Sinclair Television Group Tranche B 3.90% (LIBOR01M + 2.25%) 1/3/24	582,000	584,663
Solenis International 0.00% 6/18/24 ● X	571,898	551,881
Solenis International 0.00% 6/26/25 X	1,125,000	1,115,625
Sprint Communications
4.188% (LIBOR01M + 2.50%) 2/2/24	3,001,623	2,965,039
4.688% (LIBOR01M + 3.00%) 2/2/24	690,756	682,121
SS&C Technologies Tranche B-3 3.395% (LIBOR01M + 1.75%) 4/16/25	114,169	114,463
SS&C Technologies Tranche B4 3.395% (LIBOR01M + 1.75%) 4/16/25	81,467	81,677
SS&C Technologies Tranche B5 3.395% (LIBOR01M + 1.75%) 4/16/25 ●	583,532	585,401
Staples Tranche B-1 6.781% (LIBOR01M + 5.00%) 4/16/26	1,260,000	1,238,475
Summit Midstream Partners Holdings 7.645% (LIBOR01M + 6.00%) 5/13/22	1,614,377	1,516,506
Surf Holdings 0.00% 1/15/27 X	1,625,000	1,637,187

8

	Principal amount°	Value (US $)
Loan Agreements (continued)
Surgery Center Holdings 4.90% (LIBOR01M + 3.25%) 9/2/24	1,511,861	$1,510,538
Tecta America 6.145% (LIBOR01M + 4.50%) 11/20/25	1,816,650	1,798,483
Terrier Media Buyer 6.148% (LIBOR03M + 4.25%) 12/17/26	1,318,000	1,331,180
Titan Acquisition 4.645% (LIBOR01M + 3.00%) 3/28/25	1,810,308	1,780,438
Transdigm Tranche F
0.00% 12/31/25 ● X	250,000	249,375
4.145% (LIBOR01M + 2.50%) 6/9/23	614,056	614,344
Trident TPI Holdings Tranche B-1 4.645% (LIBOR01M + 3.00%) 10/17/24	1,333,597	1,315,260
UGI Energy Services 5.395% (LIBOR01M + 3.75%) 8/7/26	918,193	922,210
Ultimate Software Group 1st Lien 5.395% (LIBOR01M + 3.75%) 5/4/26	1,522,421	1,530,850
United Rentals (North America) 3.395% (LIBOR01M + 1.75%) 10/31/25	644,063	647,801
United Site Services 1st Lien 5.671% (LIBOR03M + 3.75%) 8/26/24 ●	198,982	199,915
United Site Services 2nd Lien 9.671% (LIBOR06M + 7.75%) 8/25/25 ●	750,000	733,750
US Foods Tranche B 3.645% (LIBOR01M + 2.00%) 9/13/26	912,713	918,060
USI 5.945% (LIBOR03M + 4.00%) 12/2/26	450,000	455,625
USI Tranche B 4.945% (LIBOR03M + 3.00%) 5/16/24	1,727,260	1,723,211
Vantage Specialty Chemicals 2nd Lien 10.159% (LIBOR03M + 8.25%) 10/27/25	890,000	818,800
Vantage Specialty Chemicals Tranche B 1st Lien 5.427% (LIBOR03M + 3.50%) 10/28/24 ●	534,710	514,658
Verscend Holding Tranche B 6.145% (LIBOR01M + 4.50%) 8/27/25	1,238,193	1,247,590
Vistra Operations 3.40% (LIBOR01M + 1.75%) 12/31/25	1,927,345	1,937,583
Zayo Group Tranche B-2 3.895% (LIBOR01M + 2.25%) 1/19/24	1,225,000	1,228,254
Zelis Cost Management 6.395% (LIBOR01M + 4.75%) 9/25/26	500,000	504,687

Total Loan Agreements (cost $128,359,071)		128,731,768

	Number of shares
Short-Term Investments – 6.15%
Money Market Mutual Funds – 6.15%
BlackRock FedFund – Institutional Shares (seven-day effective yield 1.49%)	1,702,250	1,702,250
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.46%)	1,702,250	1,702,250

9

Schedule of investments
Delaware Floating Rate Fund

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.46%)	1,702,250	$1,702,250
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 1.45%)	1,702,250	1,702,250
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 1.44%)	1,702,250	1,702,250

Total Short-Term Investments (cost $8,511,250)		8,511,250

Total Value of Securities – 105.47% (cost $145,458,006)		$145,880,199

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2020, the aggregate value of Rule 144A securities was $4,843,375, which represents 3.50% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after Jan. 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

10

Unfunded Loan Commitments1

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Jan. 31, 2020:

	Principal		Unrealized Appreciation
Borrower	Amount	Value	(Depreciation)
Apro Tranche B-DD 2.00%
(LIBOR03M + 2.00%) 10/28/26	$315,556	$318,317	$2,761
Inmarsat Tranche B 3.00%
(LIBOR01M + 4.50%) 12/12/26	910,224	917,506	7,282
Heartland Dental
Tranche DD 4.00%
(LIBOR03M + 3.75%) 04/30/25	40,283	40,325	42

1See Note 7 in “Notes to financial statements.”

Summary of Abbreviations:

GS – Goldman Sachs

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

11

Statement of assets and liabilities
Delaware Floating Rate Fund	January 31, 2020

Assets:
Investments, at value[1]	$145,880,199
Cash	1,763,829
Receivable for securities sold	11,906,328
Interest receivable	530,031
Receivable for fund shares sold	459,522

Total assets	160,539,909

Liabilities:
Payable for securities purchased	21,731,914
Payable for fund shares redeemed	197,235
Distribution payable	137,587
Other accrued expenses	76,230
Investment management fees payable to affiliates	50,410
Distribution fees payable to affiliates	23,613
Dividend disbursing and transfer agent fees and expenses payable to affiliates	985
Accounting and administration expenses payable to affiliates	721
Trustees’ fees and expenses payable to affiliates	445
Legal fees payable to affiliates	138
Reports and statements to shareholders expenses payable to affiliates	79

Total liabilities	22,219,357

Total Net Assets	$138,320,552

Net Assets Consist of:
Paid-in capital	$152,838,714
Total distributable earnings (loss)	(14,518,162)

Total Net Assets	$138,320,552

12

Net Asset Value
Class A:
Net assets	$29,168,235
Shares of beneficial interest outstanding, unlimited authorization, no par	3,518,305
Net asset value per share	$8.29
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.52

Class C:
Net assets	$20,075,617
Shares of beneficial interest outstanding, unlimited authorization, no par	2,422,277
Net asset value per share	$8.29

Class R:
Net assets	$7,510
Shares of beneficial interest outstanding, unlimited authorization, no par	906
Net asset value per share	$8.29

Institutional Class:
Net assets	$89,069,190
Shares of beneficial interest outstanding, unlimited authorization, no par	10,744,975
Net asset value per share	$8.29

[1]Investments, at cost	$145,458,006

See accompanying notes, which are an integral part of the financial statements.

13

Statement of operations
Delaware Floating Rate Fund	Six months ended January 31, 2020 (Unaudited)

Investment Income:
Interest	$3,864,856
Dividends	56,837

3,921,693

Expenses:
Management fees	338,664
Distribution expenses – Class A	39,768
Distribution expenses – Class C	112,463
Distribution expenses – Class R	44
Dividend disbursing and transfer agent fees and expenses	53,084
Registration fees	33,556
Accounting and administration expenses	30,713
Audit and tax fees	27,468
Reports and statements to shareholders expenses	19,156
Custodian fees	5,968
Legal fees	5,431
Trustees’ fees and expenses	3,888
Other	17,398

687,601
Less expenses waived	(66,445)
Less expenses paid indirectly	(1,198)

Total operating expenses	619,958

Net Investment Income	3,301,735

Net Realized and Unrealized Gain (Loss):
Net realized loss on Investments	(410,175)
Net change in unrealized appreciation (depreciation) of investments	549,654

Net Realized and Unrealized Gain	139,479

Net Increase in Net Assets Resulting from Operations	$3,441,214

See accompanying notes, which are an integral part of the financial statements.

14

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Statements of changes in net assets
Delaware Floating Rate Fund

	Six months
	ended
	1/31/20	Year ended
	(Unaudited)	7/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,301,735	$9,311,476
Net realized loss	(410,175)	(1,433,483)
Net change in unrealized appreciation (depreciation)	549,654	(801,985)

Net increase in net assets resulting from operations	3,441,214	7,076,008

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(775,116)	(2,112,731)
Class C	(463,488)	(1,269,738)
Class R	(426)	(14,045)
Institutional Class	(2,068,148)	(5,933,633)

Return of capital:
Class A	—	(8,046)
Class C	—	(5,279)
Class R	—	(13)
Institutional Class	—	(17,196)

	(3,307,178)	(9,360,681)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,217,908	18,124,421
Class C	1,298,591	6,416,829
Class R	1,483	1,228
Institutional Class	22,777,792	33,722,425

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	755,328	1,947,496
Class C	434,096	1,168,341
Class R	314	13,298
Institutional Class	1,975,393	5,455,651

	31,460,905	66,849,689

16

	Six months
	ended
	1/31/20	Year ended
	(Unaudited)	7/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(14,489,131)	$(19,725,947)
Class C	(7,039,748)	(12,474,941)
Class R	(54,979)	(364,757)
Institutional Class	(18,437,471)	(99,139,463)

	(40,021,329)	(131,705,108)

Decrease in net assets derived from capital share transactions	(8,560,424)	(64,855,419)

Net Decrease in Net Assets	(8,426,388)	(67,140,092)

Net Assets:
Beginning of period	146,746,940	213,887,032

End of period	$138,320,552	$146,746,940

See accompanying notes, which are an integral part of the financial statements.

17

Financial highlights

Delaware Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended July 31, 2019, return of capital distributions of $8,046 were made by the Fund’s Class A shares, which calculated to an amount of $(0.002) per share.
[4]	For the year ended July 31, 2018, return of capital distributions of $15,115 were made by the Fund’s Class A shares, which calculated to an amount of $(0.003) per share.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 1/31/20[1]	Year ended
(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$8.28	$8.34	$8.39	$8.29	$8.42	$8.63

0.20	0.43	0.35	0.20	0.17	0.18
0.01	(0.06)	(0.03)	0.11	(0.15)	(0.21)

0.21	0.37	0.32	0.31	0.02	(0.03)

(0.20)	(0.43)	(0.37)	(0.19)	(0.12)	(0.17)
—	— [3]	— [4]	(0.02)	(0.03)	(0.01)

(0.20)	(0.43)	(0.37)	(0.21)	(0.15)	(0.18)

$8.29	$8.28	$8.34	$8.39	$8.29	$8.42

2.59% [6]	4.62% [6]	3.85% [6]	3.82%	0.29%	(0.35% )

$29,168	$38,669	$38,701	$49,486	$57,985	$87,398
0.94%	0.94%	0.97%	0.97%	0.96%	0.96%
1.04%	0.99%	0.98%	0.97%	0.96%	0.96%
4.85%	5.22%	4.22%	2.41%	2.09%	2.08%
4.75%	5.17%	4.21%	2.41%	2.09%	2.08%
63%	143%	157%	173%	90%	86%

19

Financial highlights

Delaware Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended July 31, 2019, return of capital distributions of $5,279 were made by the Fund’s Class C shares, which calculated to an amount of $(0.002) per share.
[4]	For the year ended July 31, 2018, return of capital distributions of $11,921 were made by the Fund’s Class C shares, which calculated to an amount of $(0.003) per share.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 1/31/20[1]	Year ended
(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$8.28	$8.34	$8.39	$8.29	$8.42	$8.63

0.17	0.37	0.29	0.14	0.11	0.11
0.01	(0.06)	(0.04)	0.11	(0.15)	(0.21)

0.18	0.31	0.25	0.25	(0.04)	(0.10)

(0.17)	(0.37)	(0.30)	(0.13)	(0.06)	(0.10)
—	— [3]	— [4]	(0.02)	(0.03)	(0.01)

(0.17)	(0.37)	(0.30)	(0.15)	(0.09)	(0.11)

$8.29	$8.28	$8.34	$8.39	$8.29	$8.42

2.20% [6]	3.84% [6]	3.08% [6]	3.06%	(0.46% )	(1.10% )

$20,076	$25,374	$30,512	$38,778	$51,400	$72,505
1.69%	1.69%	1.72%	1.72%	1.71%	1.71%
1.79%	1.74%	1.73%	1.72%	1.71%	1.71%
4.10%	4.47%	3.47%	1.66%	1.34%	1.33%
4.00%	4.42%	3.46%	1.66%	1.34%	1.33%
63%	143%	157%	173%	90%	86%

21

Financial highlights

Delaware Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended July 31, 2019, return of capital distributions of $13 were made by the Fund’s Class R shares, which calculated to an amount of $(0.002) per share.
[4]	For the year ended July 31, 2018, return of capital distributions of $163 were made by the Fund’s Class R shares, which calculated to an amount of $(0.003) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 1/31/20[1]	Year ended
(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$8.28	$8.34	$8.39	$8.29	$8.42	$8.63

0.19	0.41	0.33	0.18	0.15	0.16
0.01	(0.06)	(0.03)	0.11	(0.15)	(0.21)

0.20	0.35	0.30	0.29	—	(0.05)

(0.19)	(0.41)	(0.35)	(0.17)	(0.10)	(0.15)
—	— [3]	— [4]	(0.02)	(0.03)	(0.01)

(0.19)	(0.41)	(0.35)	(0.19)	(0.13)	(0.16)

$8.29	$8.28	$8.34	$8.39	$8.29	$8.42

2.46% [6]	4.36% [6]	3.60% [6]	3.57%	0.03%	(0.61% )

$8	$61	$416	$472	$494	$570
1.19%	1.19%	1.22%	1.22%	1.21%	1.21%
1.29%	1.24%	1.23%	1.22%	1.21%	1.21%
4.60%	4.97%	3.97%	2.16%	1.84%	1.83%
4.50%	4.92%	3.96%	2.16%	1.84%	1.83%
63%	143%	157%	173%	90%	86%

23

Financial highlights

Delaware Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended July 31, 2019, return of capital distributions of $17,196 were made by the Fund’s Institutional Class shares, which calculated to an amount of $(0.002) per share.
[4]	For the year ended July 31, 2018, return of capital distributions of $56,356 were made by the Fund’s Institutional Class shares, which calculated to an amount of $(0.003) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 1/31/20[1]	Year ended
(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$8.28	$8.34	$8.39	$8.29	$8.42	$8.63

0.21	0.45	0.37	0.22	0.19	0.20
0.01	(0.06)	(0.03)	0.11	(0.15)	(0.21)

0.22	0.39	0.34	0.33	0.04	(0.01)

(0.21)	(0.45)	(0.39)	(0.21)	(0.14)	(0.19)
—	— [3]	— [4]	(0.02)	(0.03)	(0.01)

(0.21)	(0.45)	(0.39)	(0.23)	(0.17)	(0.20)

$8.29	$8.28	$8.34	$8.39	$8.29	$8.42

2.72% [6]	4.88% [6]	4.11% [6]	4.08%	0.54%	(0.11% )

$89,069	$82,643	$144,258	$190,698	$185,674	$229,549
0.69%	0.69%	0.72%	0.72%	0.71%	0.71%
0.79%	0.74%	0.73%	0.72%	0.71%	0.71%
5.10%	5.47%	4.47%	2.66%	2.34%	2.33%
5.00%	5.42%	4.46%	2.66%	2.34%	2.33%
63%	143%	157%	173%	90%	86%

25

Notes to financial statements
Delaware Floating Rate Fund	January 31, 2020 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Floating Rate Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) instead of a front-end sales charge of 0.75%, if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to

26

meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Jan. 31, 2020 and for all open tax years (years ended July 31, 2017–July 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended Jan. 31, 2020, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted and amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

27

Notes to financial statements
Delaware Floating Rate Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2020, the Fund earned $1,120 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2020, the Fund earned $78 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.69% of average daily net assets. The expense waiver is in effect from Aug. 1, 2019 through Jan. 31, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next

28

$10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended Jan. 31, 2020, the Fund was charged $4,375 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2020, the Fund was charged $6,145 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2020, the Fund was charged $1,668 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2020, DDLP earned $338 for commissions on sales of the Fund’s Class A shares. For the year ended Jan. 31, 2020, DDLP received gross CDSC commissions of $7,410 and $671 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based

29

Notes to financial statements
Delaware Floating Rate Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from April 2, 2019 through Nov. 29, 2020

3. Investments

For the six months ended Jan. 31, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$85,325,128
Sales	96,018,361

At Jan. 31, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$145,465,690

Aggregate unrealized appreciation of investments	$1,369,996
Aggregate unrealized depreciation of investments	(955,487)

Net unrealized appreciation of investments	$414,509

At July 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character

Short-term	Long-term	Total

$5,236,010	$9,023,461	$14,259,471

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

30

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2020:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Corporate Debt	$—	$8,637,181	$—	$8,637,181
Loan Agreements	—	128,731,768	—	128,731,768
Short-Term Investments	8,511,250	—	—	8,511,250

Total Value of Securities	$8,511,250	$137,368,949	$—	$145,880,199

During the year ended Jan. 31, 2020, there were no transfers between Level 1 investments or Level 2 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets.

31

Notes to financial statements
Delaware Floating Rate Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/20	Year ended 7/31/19
Shares sold:
Class A	510,908	2,193,604
Class C	157,395	780,385
Class R	180	147
Institutional Class	2,755,172	4,096,196

Shares issued upon reinvestment of dividends and distributions:
Class A	91,511	235,888
Class C	52,614	141,807
Class R	38	1,614
Institutional Class	239,363	661,135

	3,807,181	8,110,776

Shares redeemed:
Class A	(1,756,261)	(2,396,601)
Class C	(853,111)	(1,515,842)
Class R	(6,683)	(44,312)
Institutional Class	(2,234,678)	(12,070,043)

	(4,850,733)	(16,026,798)

Net decrease	(1,043,552)	(7,916,022)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended Jan. 31, 2020 and the year ended July 31, 2019, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions

				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value

Six months ended 1/31/20	—	5,790	5,793	—	$48,201
Year ended 7/31/19	5,007	3,862	300	8,578	73,440

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5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of Jan. 31, 2020 or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates

33

Notes to financial statements

Delaware Floating Rate Fund

6. Securities Lending (continued)

of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2020, the Fund had no securities out on loan.

7. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investor Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of

34

scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

35

Notes to financial statements
Delaware Floating Rate Fund

9. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to the Series’ net assets at the end of the year is not material.

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2020, that would require recognition or disclosure in the Fund’s financial statements.

36

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Floating Rate Fund at a meeting held August 21-22, 2019

At a meeting held on Aug. 21-22, 2019 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the investment advisory and sub-advisory agreements for Delaware Floating Rate Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”), MIMEL, and MIMGL, concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2019, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s investment advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The

37

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Floating Rate Fund at a meeting held August 21-22, 2019 (continued)

Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by MIMGL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMGL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMGL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMGL.

Nature, extent, and quality of services. The Board considered the services provided by MIMEL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMEL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMEL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMEL.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2019. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional loan participation funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the first quartile of its Performance Universe. The report

38

further showed that the Fund’s total return for the 3-year, 5-year, and since inception periods was in the fourth quartile of its Performance Universe. The Board observed that the Fund’s long-term performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s short-term performance, which was strong. The Board also considered the Fund’s repositioning in early 2017 to provide additional focus on bank loans, as well as the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

39

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Floating Rate Fund at a meeting held August 21-22, 2019 (continued)

Management profitability. Trustees were also given available information on profits being realized by MIMGL in relation to the services being provided to the Fund and in relation to MIMGL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMGL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Management profitability. Trustees were also given available information on profits being realized by MIMEL in relation to the services being provided to the Fund and in relation to MIMEL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMEL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2019, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

40

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

41

Semiannual report

Fixed income mutual fund

Delaware High-Yield Opportunities Fund

January 31, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds ® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware High-Yield Opportunities Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2020, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from August 1, 2019 to January 31, 2020 (Unaudited)

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2019 to Jan. 31, 2020.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from August 1, 2019 to January 31, 2020 (Unaudited)

Delaware High-Yield Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Annualized Expense Ratio	Expenses Paid During Period 8/1/19 to 1/31/20*

Actual Fund return†
Class A	$1,000.00	$1,032.00	0.94%	$4.80
Class C	1,000.00	1,028.20	1.69%	8.62
Class R	1,000.00	1,030.70	1.19%	6.07
Institutional Class	1,000.00	1,033.30	0.69%	3.53

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.41	0.94%	$4.77
Class C	1,000.00	1,016.64	1.69%	8.57
Class R	1,000.00	1,019.15	1.19%	6.04
Institutional Class	1,000.00	1,021.67	0.69%	3.51

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation
Delaware High-Yield Opportunities Fund	As of January 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bonds	87.53%
Automotive	0.55%
Banking	3.78%
Basic Industry	11.58%
Capital Goods	7.35%
Communications	8.20%
Consumer Cyclical	5.48%
Consumer Non-Cyclical	3.32%
Energy	11.59%
Financial Services	0.68%
Healthcare	7.71%
Insurance	3.54%
Media	12.27%
Real Estate	0.20%
Services	3.27%
Technology & Electronics	5.46%
Transportation	0.73%
Utilities	1.82%
Loan Agreements	7.31%
Common Stock	0.00%
Short-Term Investments	3.33%
Total Value of Securities	98.17%
Receivables and Other Assets Net of Liabilities	1.83%
Total Net Assets	100.00%

3

Schedule of investments
Delaware High-Yield Opportunities Fund	January 31, 2020 (Unaudited)

	Principal amount°	Value (US $)

Corporate Bonds – 87.53%

Automotive – 0.55%
Allison Transmission 144A 5.875% 6/1/29 #	914,000	$999,941

		999,941

Banking – 3.78%
Ally Financial 8.00% 11/1/31	1,030,000	1,454,782
Credit Suisse Group 144A 6.25% #µψ	950,000	1,049,723
Popular 6.125% 9/14/23	1,825,000	1,964,914
Royal Bank of Scotland Group 8.625% µψ	1,795,000	1,941,786
Synovus Financial 5.90% 2/7/29 µ	480,000	515,988

		6,927,193

Basic Industry – 11.58%
Allegheny Technologies 5.875% 12/1/27	1,285,000	1,311,150
BMC East 144A 5.50% 10/1/24 #	1,015,000	1,048,409
Boise Cascade 144A 5.625% 9/1/24 #	662,000	688,755
Chemours 7.00% 5/15/25	940,000	901,540
First Quantum Minerals
144A 6.875% 3/1/26 #	475,000	456,879
144A 7.25% 4/1/23 #	605,000	600,590
144A 7.50% 4/1/25 #	710,000	700,830
Freeport-McMoRan 5.45% 3/15/43	1,390,000	1,421,414
Hudbay Minerals 144A 7.625% 1/15/25 #	1,020,000	1,039,977
IAMGOLD 144A 7.00% 4/15/25 #	500,000	516,457
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,465,000	1,541,902
Kraton Polymers 144A 7.00% 4/15/25 #	930,000	948,888
Lennar 5.00% 6/15/27	560,000	621,795
M/I Homes 144A 4.95% 2/1/28 #	1,395,000	1,440,337
Mattamy Group 144A 5.25% 12/15/27 #	960,000	1,008,000
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	1,167,000	1,225,714
Novelis 144A 5.875% 9/30/26 #	655,000	695,821
Olin
5.00% 2/1/30	985,000	1,004,454
5.625% 8/1/29	965,000	1,019,860
Standard Industries 144A 6.00% 10/15/25 #	855,000	894,535
Steel Dynamics 5.50% 10/1/24	673,000	693,358
Tms International Holding 144A 7.25% 8/15/25 #	515,000	488,176
TPC Group 144A 10.50% 8/1/24 #	890,000	920,781

		21,189,622

Capital Goods – 7.35%
ARD Finance 144A PIK 6.50% 6/30/27 #	755,000	779,991
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	265,000	277,587
Berry Global 144A 5.625% 7/15/27 #	1,105,000	1,175,471
Bombardier
144A 7.50% 3/15/25 #	585,000	563,063

4

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Capital Goods (continued)
Bombardier 144A 7.875% 4/15/27 #	196,000	$186,195
EnPro Industries 5.75% 10/15/26	870,000	920,327
Gates Global 144A 6.25% 1/15/26 #	875,000	902,856
Granite US Holdings 144A 11.00% 10/1/27 #	485,000	509,418
Intertape Polymer Group 144A 7.00% 10/15/26 #	1,020,000	1,081,554
Mauser Packaging Solutions Holding 144A 7.25% 4/15/25 #	1,450,000	1,446,361
TransDigm
144A 5.50% 11/15/27 #	475,000	478,800
144A 6.25% 3/15/26 #	1,155,000	1,247,832
Trivium Packaging Finance 144A 5.50% 8/15/26 #	655,000	691,434
United Rentals North America
5.25% 1/15/30	865,000	930,178
5.875% 9/15/26	865,000	922,328
6.50% 12/15/26	700,000	761,670
Zekelman Industries 144A 9.875% 6/15/23 #	558,000	588,341

		13,463,406

Communications – 8.20%
Altice Luxembourg 144A 7.625% 2/15/25 #	895,000	932,769
C&W Senior Financing
144A 6.875% 9/15/27 #	699,000	752,175
144A 7.50% 10/15/26 #	483,000	522,279
CenturyLink
144A 4.00% 2/15/27 #	560,000	563,959
144A 5.125% 12/15/26 #	1,350,000	1,387,125
Cincinnati Bell 144A 7.00% 7/15/24 #	1,130,000	1,185,099
Consolidated Communications 6.50% 10/1/22	995,000	952,091
Frontier Communications 144A 8.00% 4/1/27 #	1,832,000	1,915,631
Sprint
7.125% 6/15/24	255,000	263,908
7.625% 3/1/26	510,000	533,205
7.875% 9/15/23	1,675,000	1,782,996
Sprint Capital 8.75% 3/15/32	170,000	188,589
T-Mobile USA
6.00% 4/15/24	640,000	660,394
6.375% 3/1/25 =	1,145,000	0
6.50% 1/15/26	1,070,000	1,143,081
6.50% 1/15/26 =	100,000	0
Vodafone Group 7.00% 4/4/79 µ	680,000	802,365
Zayo Group 6.375% 5/15/25	1,389,000	1,422,454

		15,008,120

5

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Cyclical – 5.48%
AMC Entertainment Holdings 6.125% 5/15/27	1,750,000	$1,491,919
Boyd Gaming 144A 4.75% 12/1/27 #	1,775,000	1,818,221
Golden Nugget 144A 8.75% 10/1/25 #	696,000	733,069
MGM Growth Properties Operating Partnership 5.75% 2/1/27	1,040,000	1,158,300
MGM Resorts International 5.75% 6/15/25	675,000	754,184
Scientific Games International
144A 7.25% 11/15/29 #	555,000	596,264
144A 8.25% 3/15/26 #	1,310,000	1,423,805
Station Casinos 144A 4.50% 2/15/28 #	965,000	965,926
William Carter 144A 5.625% 3/15/27 #	1,025,000	1,093,857

		10,035,545

Consumer Non-Cyclical – 3.32%
Albertsons 144A 4.875% 2/15/30 #	465,000	478,950
JBS USA
144A 5.50% 1/15/30 #	490,000	530,107
144A 6.50% 4/15/29 #	675,000	757,255
144A 6.75% 2/15/28 #	1,055,000	1,170,375
JBS USA LUX 144A 5.75% 6/15/25 #	180,000	186,915
Pilgrim’s Pride 144A 5.75% 3/15/25 #	935,000	962,662
Post Holdings 144A 5.50% 12/15/29 #	970,000	1,028,685
Spectrum Brands 144A 5.00% 10/1/29 #	920,000	958,642

		6,073,591

Energy – 11.59%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	985,000	1,142,694
Cheniere Energy Partners 144A 4.50% 10/1/29 #	895,000	912,318
Crestwood Midstream Partners 144A 5.625% 5/1/27 #	1,065,000	1,074,399
DCP Midstream Operating 5.125% 5/15/29	1,010,000	1,067,419
Genesis Energy 6.50% 10/1/25	1,575,000	1,547,422
Murphy Oil
5.875% 12/1/27	1,405,000	1,441,881
5.875% 12/1/42	530,000	497,371
Murphy Oil USA
4.75% 9/15/29	410,000	429,209
5.625% 5/1/27	1,185,000	1,277,249
NuStar Logistics 6.00% 6/1/26	1,265,000	1,333,404
Oasis Petroleum 144A 6.25% 5/1/26 #	1,050,000	803,276
PBF Holding 144A 6.00% 2/15/28 #	445,000	456,169
PDC Energy 6.125% 9/15/24	155,000	155,839
Precision Drilling 144A 7.125% 1/15/26 #	1,590,000	1,515,027
Southwestern Energy 7.75% 10/1/27	1,780,000	1,481,895
Summit Midstream Holdings 5.75% 4/15/25	990,000	764,364

6

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Targa Resources Partners
5.375% 2/1/27	1,215,000	$1,262,810
5.875% 4/15/26	515,000	544,290
Transocean
144A 7.25% 11/1/25 #	650,000	614,243
144A 8.00% 2/1/27 #	740,000	689,717
144A 9.00% 7/15/23 #	840,000	905,087
WPX Energy
4.50% 1/15/30	310,000	312,316
5.25% 10/15/27	945,000	989,273

		21,217,672

Financial Services – 0.68%
Nationstar Mortgage Holdings 144A 6.00% 1/15/27 #	310,000	316,059
Springleaf Finance 5.375% 11/15/29	885,000	921,949

		1,238,008

Healthcare – 7.71%
AMN Healthcare 144A 4.625% 10/1/27 #	915,000	926,755
Bausch Health 144A 5.50% 11/1/25 #	1,985,000	2,060,261
Catalent Pharma Solutions 144A 5.00% 7/15/27 #	330,000	347,985
Charles River Laboratories International 144A 5.50% 4/1/26 #	1,400,000	1,492,501
CHS 144A 6.625% 2/15/25 #	930,000	941,792
Eagle Holding II 144A PIK 7.75% 5/15/22 #❆	1,010,000	1,021,898
Encompass Health 4.75% 2/1/30	315,000	328,183
Hadrian Merger 144A 8.50% 5/1/26 #	1,095,000	1,128,230
HCA
5.375% 2/1/25	795,000	890,150
5.875% 2/1/29	525,000	620,209
7.58% 9/15/25	690,000	822,825
Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #	910,000	928,318
Tenet Healthcare
6.875% 11/15/31	385,000	398,609
8.125% 4/1/22	2,015,000	2,205,055

		14,112,771

Insurance – 3.54%
Centene
144A 4.625% 12/15/29 #	870,000	937,991
144A 5.375% 8/15/26 #	845,000	899,925
GTCR AP Finance 144A 8.00% 5/15/27 #	660,000	701,479
HUB International 144A 7.00% 5/1/26 #	1,570,000	1,620,986
SBL Holdings 144A 5.125% 11/13/26 #	795,000	819,039

7

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Insurance (continued)
USI 144A 6.875% 5/1/25 #	1,465,000	$1,505,302

		6,484,722

Media – 12.27%
Altice Financing 144A 5.00% 1/15/28 #	565,000	555,966
Altice Luxembourg 144A 10.50% 5/15/27 #	835,000	967,055
CCO Holdings
144A 5.375% 6/1/29 #	930,000	995,705
144A 5.50% 5/1/26 #	25,000	26,183
144A 5.75% 2/15/26 #	1,815,000	1,907,910
144A 5.875% 5/1/27 #	560,000	591,294
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	1,494,000	1,629,707
Connect Finco 144A 6.75% 10/1/26 #	1,355,000	1,436,300
CSC Holdings
144A 5.75% 1/15/30 #	990,000	1,065,507
6.75% 11/15/21	905,000	976,043
144A 7.50% 4/1/28 #	880,000	1,003,220
144A 7.75% 7/15/25 #	725,000	765,789
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	870,000	916,218
Diamond Sports Group 144A 6.625% 8/15/27 #	1,090,000	1,021,167
Gray Television 144A 7.00% 5/15/27 #	830,000	905,239
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	480,000	508,507
Netflix
144A 4.875% 6/15/30 #	480,000	501,588
144A 5.375% 11/15/29 #	335,000	365,247
Nexstar Broadcasting 144A 5.625% 7/15/27 #	1,655,000	1,747,101
Radiate Holdco 144A 6.625% 2/15/25 #	1,547,000	1,566,979
Sirius XM Radio 144A 5.375% 4/15/25 #	1,600,000	1,653,496
Terrier Media Buyer 144A 8.875% 12/15/27 #	780,000	805,350
VTR Finance 144A 6.875% 1/15/24 #	536,000	549,178

		22,460,749

Real Estate – 0.20%
HAT Holdings I 144A 5.25% 7/15/24 #	345,000	362,969

		362,969

Services – 3.27%
Advanced Disposal Services 144A 5.625% 11/15/24 #	870,000	908,641
Clean Harbors 144A 5.125% 7/15/29 #	580,000	619,352
Covanta Holding 6.00% 1/1/27	940,000	980,277
Prime Security Services Borrower
144A 5.75% 4/15/26 #	1,350,000	1,426,780
144A 6.25% 1/15/28 #	1,150,000	1,142,094
Staples 144A 10.75% 4/15/27 #	895,000	911,244

		5,988,388

8

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Technology & Electronics – 5.46%
Banff Merger 144A 9.75% 9/1/26 #	1,335,000	$1,373,148
Camelot Finance 144A 4.50% 11/1/26 #	790,000	805,305
CDK Global 5.875% 6/15/26	1,360,000	1,447,516
CommScope Technologies
144A 5.00% 3/15/27 #	290,000	263,907
144A 6.00% 6/15/25 #	910,000	870,761
Granite Merger 2 144A 11.00% 7/15/27 #	465,000	512,824
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,105,000	1,152,346
RP Crown Parent 144A 7.375% 10/15/24 #	1,537,000	1,591,433
SS&C Technologies 144A 5.50% 9/30/27 #	963,000	1,020,467
Verscend Escrow 144A 9.75% 8/15/26 #	875,000	953,772

		9,991,479

Transportation – 0.73%
Avis Budget Car Rental 144A 6.375% 4/1/24 #	360,000	372,749
Stena International 144A 6.125% 2/1/25 #	300,000	308,625
VistaJet Malta Finance 144A 10.50% 6/1/24 #	685,000	650,466

		1,331,840

Utilities – 1.82%
Calpine 144A 5.25% 6/1/26 #	890,000	921,081
Vistra Operations
144A 5.00% 7/31/27 #	452,000	464,724
144A 5.50% 9/1/26 #	1,278,000	1,332,088
144A 5.625% 2/15/27 #	595,000	619,901

		3,337,794

Total Corporate Bonds (cost $155,435,751)		160,223,810

Loan Agreements – 7.31%

Air Medical Group Holdings 4.91% (LIBOR01M + 3.25%) 4/28/22 •	948,764	930,738
Applied Systems 2nd Lien 8.945% (LIBOR03M + 7.00%) 9/19/25 •	1,898,579	1,954,745
Apro 5.842% (LIBOR03M + 4.00%) 10/28/26 •	513,333	517,825
Blue Ribbon 1st Lien 5.874% (LIBOR03M + 4.00%) 11/15/21 •	347,103	305,885
BW Gas & Convenience Holdings 7.91% (LIBOR01M + 6.25%) 11/18/24 •	488,000	491,660
CEC Entertainment Tranche B 8.145% (LIBOR01M + 6.50%) 8/17/26 •	498,750	480,826
Chesapeake Energy Tranche A 9.928% (LIBOR03M + 8.00%) 6/24/24 •	895,000	896,119
Granite Generation 5.44% (LIBOR03M + 2.75%) 11/9/26 •	665,215	666,878

9

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)

Loan Agreements (continued)

Granite US Holdings Tranche B 7.211% (LIBOR03M + 5.25%) 9/30/26 •	492,765	$493,997
Kronos 2nd Lien 10.159% (LIBOR03M + 8.25%) 11/1/24 •	908,000	932,970
LCPR Loan Financing 6.676% (LIBOR03M + 5.00%) 10/15/26 •	365,000	370,475
Merrill Communications Tranche B 1st Lien 6.908% (LIBOR03M + 5.00%) 10/5/26 •	676,305	684,759
Panda Liberty Tranche B2 8/21/20 X	479,000	464,181
Panther BF Aggregator 2 1st Lien 5.16% (LIBOR01M + 3.50%) 4/30/26 •	568,575	572,953
Prime Security Services Borrower Tranche B-1 5.013% (LIBOR01M + 3.25%) 9/23/26 •	491,768	493,441
Stars Group Holdings 5.445% (LIBOR03M + 3.50%) 7/10/25 •	525,111	529,188
Summit Midstream Partners Holdings 7.645% (LIBOR01M + 6.00%) 5/13/22 •	462,560	434,517
Terrier Media Buyer 12/17/26 X	916,000	925,160
Vantage Specialty Chemicals 2nd Lien 10.159% (LIBOR03M + 8.25%) 10/27/25 •	560,000	515,200
Verscend Holding Tranche B 6.145% (LIBOR01M + 4.50%) 8/27/25 •	708,519	713,896

Total Loan Agreements (cost $13,385,580)		13,375,413

	Number of shares

Common Stock – 0.00%

Century Communications =†	4,250,000	0

Total Common Stock (cost $128,662)		0

Short-Term Investments – 3.33%

Money Market Mutual Funds – 3.33%
BlackRock FedFund – Institutional Shares (seven-day effective yield 1.49%)	1,220,132	1,220,132
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.46%)	1,220,132	1,220,132
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.46%)	1,220,132	1,220,132
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 1.45%)	1,220,132	1,220,132
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 1.44%)	1,220,132	1,220,132

Total Short-Term Investments (cost $6,100,660)		6,100,660

Total Value of Securities – 98.17% (cost $175,050,653)		$179,699,883

10

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2020, the aggregate value of Rule 144A securities was $108,846,528, which represents 59.46% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

PIK. The first payment of cash and/or principal will be made on June 30, 2020.

❆	PIK. 100% of the income received was in the form of cash.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2020. Rate will reset at a future date.

ψ	No contractual maturity date.

†	Non-income producing security.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after Jan. 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments1

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at Jan. 31, 2020:

Borrower	Principal Amount	Value	Unrealized Appreciation (Depreciation)
Apro Tranche B 1st Lien 2.00%
(LIBOR03M + 2.00%) 10/28/26	$146,667	$147,950	$1,283

1See Note 7 in “Notes to financial statements.”

11

Schedule of investments
Delaware High-Yield Opportunities Fund

Summary of abbreviations:

GS – Goldman Sachs

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

PIK – Pay-in-kind

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

12

Statement of assets and liabilities
Delaware High-Yield Opportunities Fund	January 31, 2020 (Unaudited)

Assets:
Investments, at value[1]	$179,699,883
Cash	1,601,214
Receivable for securities sold	5,833,680
Interest receivable	2,660,497
Receivable for fund shares sold	209,994

Total assets	190,005,268

Liabilities:
Payable for securities purchased	6,225,912
Payable for fund shares redeemed	270,531
Distribution payable	226,686
Other accrued expenses	113,426
Investment management fees payable to affiliates	69,650
Distribution fees payable to affiliates	43,455
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,334
Accounting and administration expenses payable to affiliates	857
Trustees’ fees and expenses payable to affiliates	624
Legal fees payable to affiliates	193
Reports and statements to shareholders expenses payable to affiliates	110

Total liabilities	6,952,778

Total Net Assets	$183,052,490

Net Assets Consist of:
Paid-in capital	$244,157,505
Total distributable earnings (loss)	(61,105,015)

Total Net Assets	$183,052,490

13

Statement of assets and liabilities
Delaware High-Yield Opportunities Fund

Net Asset Value
Class A:
Net assets	$118,838,629
Shares of beneficial interest outstanding, unlimited authorization, no par	31,400,292
Net asset value per share	$3.78
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$3.96

Class C:
Net assets	$18,795,631
Shares of beneficial interest outstanding, unlimited authorization, no par	4,961,394
Net asset value per share	$3.79

Class R:
Net assets	$4,057,987
Shares of beneficial interest outstanding, unlimited authorization, no par	1,068,761
Net asset value per share	$3.80

Institutional Class:
Net assets	$41,360,243
Shares of beneficial interest outstanding, unlimited authorization, no par	10,932,428
Net asset value per share	$3.78

[1] Investments, at cost	$175,050,653

See accompanying notes, which are an integral part of the financial statements.

14

Statement of operations
Delaware High-Yield Opportunities Fund	Six months ended January 31, 2020 (Unaudited)

Investment Income:
Interest	$5,607,223
Dividends	42,005

5,649,228

Expenses:
Management fees	612,990
Distribution expenses — Class A	150,807
Distribution expenses — Class C	100,271
Distribution expenses — Class R	11,225
Dividend disbursing and transfer agent fees and expenses	96,886
Accounting and administration expenses	35,062
Registration fees	31,556
Reports and statements to shareholders expenses	28,167
Audit and tax fees	23,228
Trustees’ fees and expenses	5,364
Legal fees	3,954
Custodian fees	2,701
Other	17,640

1,119,851
Less expenses waived	(205,848)
Less expenses paid indirectly	(559)

Total operating expenses	913,444

Net Investment Income	4,735,784

Net Realized and Unrealized Gain:
Net realized gain on investments	89,411
Net change in unrealized appreciation (depreciation) of investments	1,101,952

Net Realized and Unrealized Gain	1,191,363

Net Increase in Net Assets Resulting from Operations	$5,927,147

See accompanying notes, which are an integral part of the financial statements.

15

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Six months ended 1/31/20 (Unaudited)	Year ended 7/31/19

Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,735,784	$11,019,311
Net realized gain (loss)	89,411	(2,486,334)
Net change in unrealized appreciation (depreciation)	1,101,952	4,774,095

Net increase in net assets resulting from operations	5,927,147	13,307,072

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,160,884)	(6,938,397)
Class C	(449,909)	(1,095,137)
Class R	(111,820)	(274,105)
Institutional Class	(1,191,570)	(3,005,584)

Return of capital:
Class A	—	(45,110)
Class C	—	(7,852)
Class R	—	(1,778)
Institutional Class	—	(16,684)

	(4,914,183)	(11,384,647)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,610,874	6,106,317
Class C	647,100	1,341,190
Class R	382,090	852,038
Institutional Class	2,920,977	11,842,227

16

	Six months ended 1/31/20 (Unaudited)	Year ended 7/31/19

Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$2,742,417	$6,083,698
Class C	429,559	1,048,731
Class R	110,438	274,409
Institutional Class	1,095,606	2,803,657

	11,939,061	30,352,267

Cost of shares redeemed:
Class A	(9,660,396)	(23,283,058)
Class C	(3,563,186)	(6,619,020)
Class R	(1,266,924)	(2,215,736)
Institutional Class	(7,807,340)	(30,182,131)

	(22,297,846)	(62,299,945)

Decrease in net assets derived from capital share transactions	(10,358,785)	(31,947,678)

Net Decrease in Net Assets	(9,345,821)	(30,025,253)

Net Assets:
Beginning of period	192,398,311	222,423,564

End of period	$183,052,490	$192,398,311

See accompanying notes, which are an integral part of the financial statements.

17

Financial highlights

Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended July 31, 2019, return of capital distributions of $45,110 were made by the Fund’s Class A shares, which calculated to $(0.001) per share.
[4]	For the year ended July 31, 2018, return of capital distributions of $19,548 were made by the Fund’s Class A shares, which calculated to $(0.001) per share.
[5]	For the year ended July 31, 2017, return of capital distributions of $47,292 were made by the Fund’s Class A shares, which calculated to $(0.001) per share.
[6]	For the year ended July 31, 2016, return of capital distributions of $150,785 were made by the Fund’s Class A shares, which calculated to $(0.003) per share.
[7]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[8]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
1/31/20[1]			Year ended

(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$3.76	$3.71	$3.89	$3.74	$3.95	$4.38

0.10	0.20	0.20	0.21	0.22	0.24
0.02	0.06	(0.18)	0.15	(0.22)	(0.37)

0.12	0.26	0.02	0.36	—	(0.13)

(0.10)	(0.21)	(0.20)	(0.21)	(0.21)	(0.24)
—	— [3]	— [4]	— [5]	— [6]	—
—	—	—	—	—	(0.06)

(0.10)	(0.21)	(0.20)	(0.21)	(0.21)	(0.30)

$3.78	$3.76	$3.71	$3.89	$3.74	$3.95

3.20%	7.25%	0.58%	9.83%	0.41%	(3.15% )

$118,838	$121,500	$131,149	$156,157	$173,815	$238,290
0.94%	0.94%	1.02%	1.05%	1.06%	1.07%
1.16%	1.15%	1.15%	1.15%	1.15%	1.14%
5.05%	5.50%	5.14%	5.42%	5.98%	5.78%
4.83%	5.29%	5.01%	5.32%	5.89%	5.71%
42%	76%	96%	90%	109%	86%

19

Financial highlights

Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended July 31, 2019, return of capital distributions of $7,852 were made by the Fund’s Class C shares, which calculated to $(0.001) per share.
[4]	For the year ended July 31, 2018, return of capital distributions of $3,750 were made by the Fund’s Class C shares, which calculated to $(0.001) per share.
[5]	For the year ended July 31, 2017, return of capital distributions of $11,955 were made by the Fund’s Class C shares, which calculated to $(0.001) per share.
[6]	For the year ended July 31, 2016, return of capital distributions of $40,584 were made by the Fund’s Class C shares, which calculated to $(0.003) per share.
[7]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[8]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
1/31/20[1]			Year ended

(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$3.77	$3.72	$3.90	$3.74	$3.96	$4.39

0.08	0.17	0.17	0.18	0.19	0.21
0.03	0.06	(0.18)	0.16	(0.23)	(0.37)

0.11	0.23	(0.01)	0.34	(0.04)	(0.16)

(0.09)	(0.18)	(0.17)	(0.18)	(0.18)	(0.21)
—	— [3]	— [4]	— [5]	— [6]	—
—	—	—	—	—	(0.06)

(0.09)	(0.18)	(0.17)	(0.18)	(0.18)	(0.27)

$3.79	$3.77	$3.72	$3.90	$3.74	$3.96

2.82%	6.45%	(0.16% )	9.29%	(0.59% )	(3.85% )

$18,796	$21,170	$25,186	$39,523	$46,842	$66,354
1.69%	1.69%	1.77%	1.80%	1.81%	1.82%
1.91%	1.90%	1.90%	1.90%	1.90%	1.89%
4.30%	4.75%	4.39%	4.67%	5.23%	5.03%
4.08%	4.54%	4.26%	4.57%	5.14%	4.96%
42%	76%	96%	90%	109%	86%

21

Financial highlights

Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended July 31, 2019, return of capital distributions of $1,778 were made by the Fund’s Class R shares, which calculated to $(0.001) per share.
[4]	For the year ended July 31, 2018, return of capital distributions of $871 were made by the Fund’s Class R shares, which calculated to $(0.001) per share.
[5]	For the year ended July 31, 2017, return of capital distributions of $2,273 were made by the Fund’s Class R shares, which calculated to $(0.001) per share.
[6]	For the year ended July 31, 2016, return of capital distributions of $7,580 were made by the Fund’s Class R shares, which calculated to $(0.003) per share.
[7]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[8]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended
1/31/20[1]			Year ended

(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$3.78	$3.73	$3.90	$3.75	$3.97	$4.39

0.09	0.19	0.19	0.20	0.21	0.23
0.02	0.06	(0.17)	0.15	(0.23)	(0.36)

0.11	0.25	0.02	0.35	(0.02)	(0.13)

(0.09)	(0.20)	(0.19)	(0.20)	(0.20)	(0.23)
—	— [3]	— [4]	— [5]	— [6]	—
—	—	—	—	—	(0.06)

(0.09)	(0.20)	(0.19)	(0.20)	(0.20)	(0.29)

$3.80	$3.78	$3.73	$3.90	$3.75	$3.97

3.07%	6.97%	0.62%	9.54%	(0.09% )	(3.13% )

$4,058	$4,805	$5,863	$7,529	$8,766	$13,032
1.19%	1.19%	1.27%	1.30%	1.31%	1.32%
1.41%	1.40%	1.40%	1.40%	1.40%	1.39%
4.80%	5.25%	4.89%	5.17%	5.73%	5.53%
4.58%	5.04%	4.76%	5.07%	5.64%	5.46%
42%	76%	96%	90%	109%	86%

23

Financial highlights

Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended July 31, 2019, return of capital distributions of $16,684 were made by the Fund’s Institutional Class shares, which calculated to $(0.001) per share.
[4]	For the year ended July 31, 2018, return of capital distributions of $8,979 were made by the Fund’s Institutional Class shares, which calculated to $(0.001) per share.
[5]	For the year ended July 31, 2017, return of capital distributions of $24,288 were made by the Fund’s Institutional Class shares, which calculated to $(0.001) per share.
[6]	For the year ended July 31, 2016, return of capital distributions of $89,798 were made by the Fund’s Institutional Class shares, which calculated to $(0.003) per share.
[7]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[8]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended
1/31/20[1]			Year ended

(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$3.76	$3.71	$3.89	$3.74	$3.95	$4.38

0.10	0.21	0.21	0.22	0.23	0.25
0.02	0.06	(0.18)	0.15	(0.22)	(0.37)

0.12	0.27	0.03	0.37	0.01	(0.12)

(0.10)	(0.22)	(0.21)	(0.22)	(0.22)	(0.25)
—	— [3]	— [4]	— [5]	— [6]	—
—	—	—	—	—	(0.06)

(0.10)	(0.22)	(0.21)	(0.22)	(0.22)	(0.31)

$3.78	$3.76	$3.71	$3.89	$3.74	$3.95

3.33%	7.52%	0.84%	10.08%	0.66%	(2.91% )

$41,360	$44,923	$60,226	$80,166	$103,489	$147,069
0.69%	0.69%	0.77%	0.80%	0.81%	0.82%
0.91%	0.90%	0.90%	0.90%	0.90%	0.89%
5.30%	5.75%	5.39%	5.67%	6.23%	6.03%
5.08%	5.54%	5.26%	5.57%	6.14%	5.96%
42%	76%	96%	90%	109%	86%

25

Notes to financial statements
Delaware High-Yield Opportunities Fund	January 31, 2020 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed

26

the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Jan. 31, 2020 and for all open tax years (years ended July 31, 2017–July 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended Jan. 31, 2020, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2020, the Fund earned $253 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2020, the Fund earned $306 under this arrangement.

27

Notes to financial statements
Delaware High-Yield Opportunities Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), from exceeding 0.69% of the Fund’s average daily net assets from Aug. 1, 2019 through Jan. 31, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Effective May 30, 2019, DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended Jan. 31, 2020, the Fund was charged $5,299 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2020, the Fund was charged $8,552 for

28

these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2020, the Fund was charged $2,327 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2020, DDLP earned $5,502 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2020, DDLP received gross CDSC commissions of $10,412 on redemptions of the Fund’s Class A shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the six months ended Jan. 31, 2020, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such

29

Notes to financial statements
Delaware High-Yield Opportunities Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended Jan. 31, 2020, the Fund engaged in Rule 17a-7 securities sales of $1,978,265 which resulted in net realized gains of $62,461. The Fund did not engage in securities Rule 17a-7 securities purchases during the six months ended Jan. 31, 2020.

* The aggregate contractual waiver period covering this report is from April 2, 2019 through Nov. 29, 2020.

3. Investments

For the six months ended Jan. 31, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$75,242,386
Sales	91,619,776

At Jan. 31, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2020, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$175,578,421

Aggregate unrealized appreciation of investments	$6,112,761
Aggregate unrealized depreciation of investments	(1,991,299)

Net unrealized appreciation of investments	$4,121,462

At July 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$28,132,174	$36,688,127	$64,820,301

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

30

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2020:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Corporate Debt	$—	$160,223,810	$—	$160,223,810
Loan Agreements	—	13,375,413	—	13,375,413
Common Stock	—	—	—	—
Short-Term Investments	6,100,660	—	—	6,100,660

Total Value of Securities	$6,100,660	$173,599,223	$—	$179,699,883

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in the table.

During the six months ended Jan. 31, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of

31

Notes to financial statements
Delaware High-Yield Opportunities Fund

3. Investments (continued)

the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	1/31/20	7/31/19
Shares sold:
Class A	955,987	1,671,550
Class C	171,326	367,472
Class R	101,335	231,650
Institutional Class	775,324	3,243,838

Shares issued upon reinvestment of dividends and distributions:
Class A	725,763	1,660,331
Class C	113,639	286,587
Class R	29,158	74,710
Institutional Class	290,237	766,672

	3,162,769	8,302,810

Shares redeemed:
Class A	(2,562,301)	(6,361,709)
Class C	(942,589)	(1,807,954)
Class R	(334,285)	(607,114)
Institutional Class	(2,072,202)	(8,290,758)

	(5,911,377)	(17,067,535)

Net decrease	(2,748,608)	(8,764,725)

32

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended Jan. 31, 2020 and the year ended July 31, 2019, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended 1/31/20	—	4,072	4,083	—	$15,598
Year ended 7/31/19	11,759	10,932	10,949	11,796	83,730

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of Jan. 31, 2020, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to

33

Notes to financial statements
Delaware High-Yield Opportunities Fund

6. Securities Lending (continued)

the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2020, the Fund had no securities out on loan.

7. Credit and Market Risk

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

34

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated

35

Notes to financial statements
Delaware High-Yield Opportunities Fund

7. Credit and Market Risk (continued)

under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to the Fund’s net assets at the end of the period is not material.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2020, that would require recognition or disclosure in the Fund’s financial statements.

36

Other Fund information (Unaudited)
Delaware High-Yield Opportunities Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware High-Yield Opportunities Fund at a meeting held August 21-22, 2019

At a meeting held on Aug. 21-22, 2019 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the investment advisory and sub-advisory agreements for Delaware High-Yield Opportunities Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”), MIMEL, and MIMGL, concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2019, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s investment advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years.

37

Other Fund information (Unaudited)
Delaware High-Yield Opportunities Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware High-Yield Opportunities Fund at a meeting held August 21-22, 2019 (continued)

The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by MIMGL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMGL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMGL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMGL.

Nature, extent, and quality of services. The Board considered the services provided by MIMEL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMEL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMEL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMEL.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2019. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the fourth quartile of its Performance Universe. The report further

38

showed that the Fund’s total return for the 3- and 10-year periods was in the third quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by MIMGL in relation to the services being provided to the Fund and in relation to MIMGL’s overall

39

Other Fund information (Unaudited)
Delaware High-Yield Opportunities Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware High-Yield Opportunities Fund at a meeting held August 21-22, 2019 (continued)

investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMGL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Management profitability. Trustees were also given available information on profits being realized by MIMEL in relation to the services being provided to the Fund and in relation to MIMEL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMEL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2019, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

40

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group
Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans

Former Vice President and
Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

41

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 3, 2020

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 3, 2020